REGISTRATION NO. 33-87498
                                    811-08910

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      PRE-EFFECTIVE AMENDMENT NO. _____ [ ]
                       POST-EFFECTIVE AMENDMENT NO. 19 [X]
                                     AND/OR


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              AMENDMENT NO. 22 [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

                            DAVID W. MILES, PRESIDENT
                           VINTAGE MUTUAL FUNDS, INC.
                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:
MARY DOTTERER                      JOHN C. MILES, ESQ.
VINTAGE MUTUAL FUNDS, INC.         DONALD F. BURT, ESQ.
2203 GRAND AVENUE                  CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
DES MOINES, IOWA 50312             19TH FLOOR, 233 S. 13TH
                                   LINCOLN, NEBRASKA 68508

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON OCTOBER 2, 2000 PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT OF 1933.

For more information about the Funds, the following documents are available:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Annual and Semi-Annual Reports to shareholders contain additional information on each Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Vintage Funds have an SAI, which contains more detailed information about each Fund, including its operations and investment policies. The Funds' SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current Annual/Semi-Annual Report or the SAI, by contacting your broker or other financial intermediary, or by contacting the
Funds:

By mail:                   c/o Vintage Mutual Funds, Inc.
                           P.O. Box 182445
                           Columbus, OH 43218-2445

By phone:                  For Information and Literature:
                           (800) 438-6375

By email:                  Inforequest@VintageFunds.com

By Internet:               www.VintageFunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:
In person:                 at the SEC's Public Reference Room in Washington,D.C.

By phone:                  1-202-942-8090(For information only)

By mail:                   Public Reference Section
                           Securities and Exchange Commission
                           Washington, DC 20549-6009
                           (Duplicating fee required)

By email:                  Publicinfo@sec.gov
By Internet:               www.sec.gov

The Vintage Funds may not be available in all states. Please contact the Funds to determine if the Funds are available for sale in your state.
File No. 811-08910

                             VINTAGE TECHNOLOGY FUND







                                   Prospectus


                                 October 2, 2000







AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      TABLE OF CONTENTS

RISK/RETURN SUMMARY...........................................................3

FEES AND EXPENSES OF THE FUND.................................................3

DESCRIPTION OF THE FUND.......................................................4

MANAGEMENT OF THE FUND........................................................6

PURCHASE AND SALE OF SHARES ..................................................7
O        HOW THE FUND VALUES ITS SHARES.......................................7
O        HOW TO PURCHASE SHARES...............................................7
O        AUTOMATIC INVESTMENT PLAN............................................8
O        HOW TO EXCHANGE SHARES...............................................8
O        AUTO EXCHANGE........................................................8
O        HOW TO SELL SHARES...................................................9
O        SELLING SHARES DIRECTLY TO THE FUND..................................9
O        AUTO WITHDRAWAL PLAN................................................10
O        AUTOMATIC REDEMPTION................................................10

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................11

DISTRIBUTION ARRANGEMENTS....................................................12

FOR MORE INFORMATION ABOUT THE FUND..................................BACK COVER


VINTAGE TECHNOLOGY FUND

RISK/RETURN SUMMARY

OBJECTIVE. The Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests primarily in common stock equity securities of domestic, but also foreign, companies that the Adviser believes will benefit significantly from technological advances or improvements without regard to market capitalization. Normally it invests at least 65 percent of its assets in securities of companies that the Adviser believes will benefit from advances or improvements in technology. Technology companies include companies in many industries that rely on technology in their product development or operations, are expected to benefit from technology advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services.

The Fund may invest in a way that is non-diversified under the Investment Company Act of 1940 definition. It may hold larger positions in a smaller number of stocks than a diversified fund. As a result, a single stock's increase or decrease in value may have a significant impact on the Fund's value.

PRINCIPAL RISKS. The principal risk of investing in the Fund is market risk, which is the risk that market influences will affect expected returns of all equities in ways that were not anticipated. In addition to market risk, the Fund will concentrate its holdings in the securities of companies related in such a way that they may react similarly to certain market pressures and events, sometimes violently. Because these companies may react similarly, the Fund's returns may be considerably more volatile than a fund that does not invest in similarly related companies. To the extent that the Funds may invest in small and medium capitalization companies, they may have capitalization risk. These investments tend to be more volatile than investments in large-cap companies. In addition, small-cap companies may have more risk because they often have limited product lines, markets, or financial resources. Also, the market for the sale of small-cap stocks may be less liquid. To the extent that the Funds may invest in foreign securities, they may have foreign risk. This is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory, and diplomatic risks. Foreign risk includes currency risk, which may occur due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. This risk could negatively affect the value of a Fund's investments.


PERFORMANCE:

Since this is a new Fund, performance information is not required to be included.

FEES AND EXPENSES OF THE FUND

SHAREHOLDER TRANSACTION EXPENSES
(Fees paid directly from your investment)   NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     --------------------------------------------------------------------------

                                                   OPERATING EXPENSES
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------

       Management Fees                                                1.25%
       Distribution (12b-1) Fees                                      0.00%(1)
       Other Expenses                                                 0.45%
       Total Fund Operating Expenses                                  1.70%(2)
     --------------------------------------------------------------------------

     (1) The Fund's plan allows charges of up to .25 percent but no fees are currently being imposed under the plan.

     (2) The Fund's Operating expenses will not be more than 1.75 percent, since the Fund's Adviser will waive a portion of the management fee to not exceed a Total Expense of 1.75 percent. The Adviser may reduce or eliminate the fee waiver at any time.


EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5 percent return each year and that the Fund's operating expenses stay the same. Your actual costs may be higher or lower.

      -------------------------------------------------------------------------

                                Expense Examples
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------

                   After 1 year                             $173
                   After 3 years                            $536
     --------------------------------------------------------------------------


DESCRIPTION OF THE FUND

This section of the Prospectus provides a more complete description of the Fund's investment objectives, principal strategies, and risks. There can, of course, be no assurance that any Fund will achieve its investment objective.

OBJECTIVES

The Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests primarily in securities of domestic, but also foreign, companies that the Adviser believes will benefit significantly from technological advances or improvements without regard to market capitalization. Normally it invests at least 65 percent of its assets in securities of companies that the Adviser believes will benefit from advances or improvements in technology. Technology companies include companies in many industries that rely on technology in their product development or operations, are expected to benefit from technology advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services.

The Fund will concentrate substantially all of its assets in a select group of industries involving or benefiting from technology. The Fund may hold a significant portion of its assets in one or more industries such as: aerospace/defense; biotechnology; broadcast and media; computers; computer services and software; communications and communications equipment; consumer electronics; e-commerce; internet and internet related companies; office/business equipment; medical devices; semiconductors; technical services; and robotics.

RISK CONSIDERATIONS

The principal risk of investing in the Fund is market risk. This is the risk that market influences will affect expected returns of all equities in ways that were not anticipated. In addition to market risk, the Fund may concentrate its holdings in the securities of companies related in such a way that they may react similarly to certain market pressures and events, sometimes violently. Because these companies may react similarly, the Fund's returns may be considerably more volatile than a fund that does not invest in similarly related companies.

The Fund may invest in companies whose earnings may fluctuate more than those of other companies. It may also invest in companies for which investor's enthusiasm can change dramatically.

The Fund may invest in a way that is non-diversified under the Investment Company Act of 1940 definition. It may hold larger positions in a smaller number of stocks than a diversified fund. As a result, a single stock's increase or decrease in value may have a significant impact on the Fund's value.

To the extent the Fund invests in small or medium capitalization companies, its returns may be more volatile and differ, sometimes significantly, from the overall U.S. market. In addition, these companies may have more risk because they often have limited product lines, markets, or financial resources and they may be more sensitive to changing conditions than larger more established companies. Also, the stocks of small and medium capitalization companies may not be as readily marketable as those of larger companies. To the extent that the Funds may invest in foreign securities, they may have foreign risk. This is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory, and diplomatic risks. Foreign risk includes currency risk, which may occur due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. This risk could negatively affect the value of a Fund's investments.


OTHER INVESTMENT INFORMATION

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is included in the Financial Highlights Section, except for the Technology Fund, which will be included when available. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100 percent. A higher rate of portfolio turnover increases brokerage and other expenses and may affect a Fund's returns. A higher portfolio turnover rate also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to a Fund's shareholders.

TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes in response to adverse market or other conditions, a Fund may make investments, including short-term money market instruments or holding substantial cash reserves that are inconsistent with the Fund's primary investment strategies. For those Funds that invest primarily in tax-exempt securities, these temporary investments could include taxable securities. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund's Adviser is Investors Management Group, Ltd. ("IMG"), 2203 Grand Avenue, Des Moines, Iowa 50312. IMG is a wholly owned subsidiary of AMCORE Investment Group, N.A. that provides continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others. As of June 30, 2000, IMG had approximately $4.2 billion in equity, fixed-income and money market assets under management.

IMG provides investment advisory services and order placement facilities for the Fund. For these advisory services, the Fund has contracted to pay IMG a fee of
1.25 percent as a percentage of average daily net assets of the Fund.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio:

o        Julie A. O'Rourke, CFA
-        Vice President and Equity Manager.
- Ms. O'Rourke is a member of the Investment Strategy Committee and chairperson of the Equity Research Committee.
- She became an employee of IMG effective with the acquisition of IMG by AMCORE Financial, Inc. in February 1998 and has been with IMG affiliates since 1991.

o        Thomas H. Bolgert, CFA
-        Vice President and Equity Manager.
- Mr. Bolgert is a member of the Investment Strategy Committee and the Equity Research Committee.
- He has been with IMG since 1999. Previously, he was an analyst with Firstar Corporation, since 1993.

o        Scott E. Dudgeon
-        Investment Officer and Equity Manager.
-        Mr. Dudgeon is a member of the Equity Research Committee.
- He has been with IMG since 1999. Previously, he was a research analyst with Wessels, Arnold & Henderson from 1996-1998 then Dain, Rauscher & Wessels from 1998-1999 and a security master with Regional Operating Group from 1995-1996.

PURCHASE AND SALE OF SHARES

HOW THE FUND VALUES ITS SHARES

The Fund's NAV is calculated at 3:00 p.m. Central Time each day the Federal Reserve Bank ("Fed") or New York Stock Exchange ("Exchange") is open for business and the purchase or redemption price is based on the next calculation of the Funds NAV after the order is placed. If the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its assets at their current market value determined on the basis of market quotations, or if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

HOW TO PURCHASE SHARES

You may purchase a Fund's shares through qualified banks, broker/dealers, investment advisory firms and other organizations that have entered into dealer and/or shareholder agreements with the distributor and/or servicing agreements with the Funds.

      Minimum investment amounts are:
           Initial                                              $1,000
           Subsequent                                           $50

           401(k) and 403(b) and other plans
           Initial and Subsequent                               $25

           Automatic Investment Plan
           Initial                                              $250
           Subsequent                                           $25

To purchase shares of a Fund, complete an Account Application and return it along with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, made payable to Vintage Mutual Funds, Inc. to:

                           Vintage Mutual Funds, Inc.
                                  P.O. Box 182445
                              Columbus, OH 43218-2445

An Account Application form can be obtained by calling the Funds at (800) 438-6375 or from the Funds' website at www.VintageFunds.com. Subsequent purchases of shares of a Fund may be made at any time by mailing a check, payable to Vintage Mutual Funds, Inc., to the above address. If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer if you have completed the appropriate section of the Account Application by calling (800) 438-6375 to arrange a transfer from your bank account.

When purchasing shares by check or electronic funds transfer, the purchase may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).

A Fund is required to withhold 31 percent of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your Account Application.

A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term conditions.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan enables you, as a shareholder of the Fund, to make regular monthly purchases of shares. With your authorization, the Transfer Agent will automatically purchase shares at NAV on the dates of the specified purchase and have it automatically withdrawn from your bank account. In order to participate the required minimum purchase is $250.

To participate in the Automatic Investment Plan, you should call (800) 438-6375 for more information.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of the other Vintage Funds. Exchanges of shares are made at the next-determined NAV. You may request an exchange by mail or telephone. You must call by 3:00 p.m., Central Time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service at any time. The exchange option will be unavailable for a period of 30 days following a telephonic address change.

AUTO EXCHANGE

In order to participate in Auto Exchange, after completing the appropriate section of the Account Application, you must:

o   be a shareholder of the Money Market Funds;
o   have a minimum initial purchase of $10,000 in the Money Market Funds; and
o   maintain a minimum account balance of $1,000.

To change Auto Exchange instructions or to discontinue the feature, you must send a written request to the Vintage Mutual Funds, Inc., P.O. Box 182445 Columbus, OH 43218-2445. The distributor may amend or terminate Auto Exchange without notice at any time.

HOW TO SELL SHARES

You may redeem your shares (i.e., sell your shares back to a Fund) on any day the Fed and Exchange are open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 3 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).

SELLING SHARES DIRECTLY TO THE FUND

BY MAIL:

Send a signed letter of instruction to:

                           Vintage Mutual Funds, Inc.
                                  P.O. Box 182445
                              Columbus, OH 43218-2445

For your protection, a bank, a member firm of a national stock exchange, a credit union, a clearing agency, a savings association, or other eligible guarantor institution, must guarantee signatures. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about the procedures, contact the Funds.

BY TELEPHONE:

You may redeem your shares by telephone request unless you choose not to have this option on the Account Application. Call the Funds at (800) 438-6375 with instructions on how you wish to receive your sale proceeds.

BY CHECK:

A free check writing service is available for the Money Market Funds. To establish this service and obtain checks:

o at the time the account is opened, complete the Signature Card section of the Account Application Form; or
o after opening an account in the Fund, contact the Funds by telephone or mail to obtain an Account Application Form, and complete and return the Signature Card section.

You will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented for payment. Upon 30 days' prior written notice to you, the check writing privilege may be modified or terminated. You may not close a Fund account by writing a check. There is a $25 charge for each stop payment request.

AUTO WITHDRAWAL PLAN

The Auto Withdrawal Plan enables you, as a shareholder of a Fund, to make regular monthly redemptions of shares. With your authorization, the Transfer Agent will automatically redeem shares at NAV on the dates of the withdrawal and have it automatically deposited into your bank account or a check in the amount specified mailed to you. In order to participate:

o        the required minimum withdrawal is $100; and
o        the Fund must maintain a $1,000 minimum balance.

To participate in the Auto Withdrawal Plan, you should call (800) 438-6375 for more information.

AUTOMATIC REDEMPTION

The Fund may automatically redeem your shares at NAV if your account drops below $500, due to either market valuation or a withdrawal. Before the Fund exercises its right to redeem these shares, you will be given notice that the value of your shares is less than the minimum amount and will be allowed 60 days to make an additional investment that will increase the value of your account to at least $500.

If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share NAV determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share NAV determined as of the date of cancellation.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIRECTED DIVIDEND OPTION

You may elect to have all income dividends and capital gains distributions paid by check or reinvested in any other Vintage Fund, (provided the other Fund is maintained at the minimum required balance).

The Directed Dividend Option may be modified or terminated by the Funds at any time after notice to participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the distributor. The Directed Dividend Option is not available to participants in an IRA.

DIVIDENDS AND CAPITAL GAINS

The Technology Fund intends to declare their net investment income quarterly as a dividend to shareholders at the close of business on the day of declaration, and generally will pay such dividends quarterly.

The Fund also intends to distribute its capital gains, if any, at least annually, normally in December of each year. A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of the Fund at NAV as of the ex-dividend date, unless the shareholder elects to receive dividends or distributions in cash. Such election must be made on the Account Application; any change in such election must be made in writing to the Funds at P.O. Box 182445, Columbus, OH 43218-2445 and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Dividends are paid in cash not later than seven business days after a shareholder's complete redemption of his or her shares.

TAX CONSIDERATIONS

Dividends paid out of the Fund's investment company taxable income (including dividends, taxable interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. The Fund income may consist of dividends paid by U.S. corporations. Therefore, a portion of the dividends paid by this Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of the length of time the shareholder has held the Fund's shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year the Fund will notify shareholders of the tax status of dividends and distributions.

Distributions  from all of the Funds may be  subject  to state and local  taxes.
Distributions of the Fund that are derived from interest on U.S. Government securities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid by the Fund which is attributable to interest from U.S. Government securities and the particular tax consequences to them of an investment in the Fund, including the application of state and local tax laws.

DISTRIBUTION ARRANGEMENTS

SHARE CLASSES

The Fund offers only one class of shares.

DISTRIBUTION

Shares of the Fund pay no shareholder or servicing fees and are normally offered directly by the distributor or through qualified institutions.

RULE 12B-1 AND ADMINISTRATIVE SERVICE FEES

The Fund has adopted a plan under SEC Rule 12b-1 and an Administrative Services Plan that allows the Fund to pay asset-based distribution and service fees for the distribution and sale of its shares. Because these fees are paid out of the Fund' s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The plans allow charges of up to .50 percent but no fees are currently being imposed under the plans.

HOUSEHOLDING REGULATORY MATERIALS

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at (800) 798-1819, or write to us at the address listed above, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

                                     PART B
                       INFORMATION REQUIRED IN A STATEMENT
                            OF ADDITIONAL INFORMATION

                           Vintage Institutional Reserves Fund

               Vintage Government Assets Fund - "S" and "T" Shares

               Liquid Assets Fund - "S", "S2", "T" and "I" Shares

                Municipal Assets Fund - "S", "T" and "I" Shares"

                         Vintage Limited Term Bond Fund

                                Vintage Bond Fund

                               Vintage Income Fund

                           Vintage Municipal Bond Fund

                              Vintage Balanced Fund

                    Vintage Equity Fund - "S" and "T" Shares

                         Vintage Aggressive Growth Fund

                             Vintage Technology Fund

         Each an Investment Portfolio of the Vintage Mutual Funds, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 2, 2000

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectuses for the Vintage Government Assets Fund - "S" and "T" shares ("Government Assets"), the Liquid Assets Fund - "S", "S2", "T" and "I" shares ("Liquid Assets"), the Municipal Assets Fund - "S", "T" and "I" shares ("Municipal Assets"), the Institutional Reserves Fund ("Institutional Reserves"), the Vintage Limited Term Bond Fund (the "Limited Term Bond Fund"), the Vintage Bond Fund (the "Bond Fund"), the Vintage Income Fund (the "Income Fund"), the Vintage Municipal Bond Fund (the "Municipal Bond Fund"), the VintageBalanced Fund (the "Balanced Fund"), the Vintage Equity Fund
- "S" and "T" shares (the "Equity Fund"), and the Vintage Aggressive Growth Fund (the "Aggressive Growth Fund")each dated July 28, 2000, and additional prospectuses for Government Assets, Liquid Assets, T and I Shares, Municipal Assets, T and I Shares, Vintage Limited Term, Vintage Bond, Vintage Income,
Vintage  Municipal  Bond,  Vintage  Balanced,  Vintage  Equity,  S and T Shares,
Vintage Aggressive Growth, and the Vintage Technology Fund, which are dated October 16, 2000 (the "Prospectus"), hereinafter referred to collectively as the "Funds" and singly, a "Fund". This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43129 or by calling 1-800-438-6375.



                          TABLE OF CONTENTS

GENERAL INFORMATION

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
       Additional Information on Portfolio Instruments
       Investment Restrictions
       Portfolio Turnover

NET ASSET VALUE
       Valuation of the Government Assets, Liquid Assets,
            Municipal Assets, and Institutional Reserves Funds
       Valuation of the Variable NAV Funds

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
       Matters Affecting Redemption

MANAGEMENT OF THE COMPANY
       Directors and Officers
       Investment Adviser
       Portfolio Transactions
       Banking Laws
       Administrator
       Distributor
       Administrative Services Plan
       Custodian
       Transfer Agency and Fund Accounting Services
       Independent Auditors
       Legal Counsel

ADDITIONAL INFORMATION
       Description of Shares
       Shareholder Meetings
       Vote of a Majority of the Outstanding Shares
       Additional Tax Information
       Additional Tax Information Concerning the Municipal Assets
               and Municipal Bond Funds
       Yields and Total Returns of the Government Assets, Liquid
               Assets and Municipal Assets Funds
       Yields and Total Returns of the Variable NAV Funds
       Performance Comparisons
       Principal Shareholders
          Miscellaneous

FINANCIAL STATEMENTS

APPENDIX A

APPENDIX B

APPENDIX C


                              GENERAL INFORMATION

     Vintage Mutual Funds, Inc. (the "Company") is an open-end management investment company which currently offers it shares in series representing twelve investment portfolios: Government Assets, Liquid Assets, Municipal Assets, Institutional Reserves, Limited Term Bond, Bond, Income, Municipal Bond, Balanced, Equity, Aggressive Growth, and Technology Funds (individually a "Fund" and collectively the "Funds"). All Funds, except the Technology Fund, are diversified for the purposes of the Investment Company Act of 1940 (the "Act") and the Subchapter M diversification requirements. The Technology Fund is a non-diversified Fund by the Act definition, however, it meets the Subchapter M diversification requirements. The Company was organized on November 16, 1994 under the laws of Maryland. Shares of some of the Funds may also be issued in classes with differing distribution and shareholder servicing arrangements (a "Class"). Subject to the Class level expenses, each share of a Fund ("shares") represents an equal proportionate interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund, subject to the class level expenses, as are declared at the discretion of the Directors. Investors Management Group, Ltd. ("IMG") acts as the Company's investment adviser and provides various other services to the Funds. No investment in shares of a Fund should be made without first reading the Prospectus. References to the "Variable NAV Funds" shall mean all of the Funds except the Government Assets, Liquid Assets, and Municipal Assets, and Institutional Reserves Funds.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The following policies supplement the investment objective and policies of the Funds as set forth in their respective Prospectuses.

AVERAGE MATURITY. The average maturity of the Limited Term Bond, Bond, Income, and Municipal Bond Funds, as well as the fixed income portion of the Balanced Fund, represents a weighted average based on the stated maturity dates of each Fund's fixed income securities, except that (i) variable-rate securities are deemed to mature at the next interest rate adjustment date, (ii) debt securities with put features are deemed to mature at the next put exercise date, and (iii) the maturity of mortgage-backed and asset-backed securities which experience periodic principal repayments is determined on an "expected life" basis.

BANK OBLIGATIONS. Each Fund, with the exception of the Government Assets Fund and Institutional Reserves Fund, may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Limited Term Bond, Bond, Income, Municipal Bond, Balanced, Equity, Aggressive Growth, and Technology Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). These Funds may also invest in commercial paper that is not rated but is determined by IMG under guidelines established by the Company's Board of Directors, to be of comparable quality.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Limited Term Bond, Bond, Income, Municipal Bond and Balanced Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. IMG will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

ILLIQUID SECURITIES. Each Fund may invest up to 10 percent of its net assets in illiquid securities. For purposes of this restriction, illiquid securities include restricted securities (securities the disposition of which is restricted under the federal securities laws, such as private placements), other securities without readily available market quotations (including options traded in the over-the-counter market, and interest-only and principal-only stripped mortgage-backed securities), and repurchase agreements maturing in more than seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to see certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement. If during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that prevailing when it decided to sell.

The Board of Directors has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of the 10 percent limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), may be considered liquid. The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors. Certain securities, such as repurchase obligations maturing in more than seven days and other securities that are not readily marketable, are currently considered illiquid.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 10 percent of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take steps as deemed advisable, if any, to protect liquidity.

VARIABLE AND FLOATING RATE SECURITIES. Government Assets, Liquid Assets, Municipal Assets, Institutional Reserves, Limited Term Bond, Bond, Income,
Municipal Bond and Balanced Funds may acquire variable and floating rate securities, subject to such Fund's investment objective, policies and restrictions. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or similar notice at intervals of not more than one year. Securities with a demand feature exercisable over a period in excess of seven days are considered to be illiquid. (See "Illiquid Securities" above.) Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion, the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, letters of credit or other credit support arrangements provided by banks secure such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. If not so rated, the Fund may invest in them only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations owned by the Fund.

U.S. GOVERNMENT OBLIGATIONS. The Government Assets Fund will invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities subject to its investment objective and policies (collectively, "U.S. Government Obligations"). The Liquid Assets, Municipal Assets, and Institutional Reserves Funds, as well as the Variable NAV Funds may also invest in U.S. Government Obligations. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury;
others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it were not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when IMG believes that the credit risk with respect thereto is minimal.

STRIPPED TREASURY SECURITIES. The Variable NAV Funds may invest in certain U.S. Government Obligations referred to as "Stripped Treasury Securities." Stripped Treasury Securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped bonds and stripped coupons are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.

Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate
Interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

Cubes, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from U.S. Treasury notes and bonds, but which were deposited with the Federal Reserve Bank's book-entry system and are now carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, which were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

By agreement, the underlying debt obligations will be held separate from the general assets of the custodian and nominal holder of such securities, and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received  on those  underlying  debt  obligations  to the  related  receipts  or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

FOREIGN INVESTMENTS. The Limited Term Bond, Bond, Income, Balanced, Equity, Aggressive Growth, and Technology Funds may, subject to their respective investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include American Depository Receipts ("ADRs") for the Balanced, Equity, Aggressive Growth, and Technology Funds and Yankee Obligations for the Limited Term Bond, Bond, Income, Balanced, Aggressive Growth, and Technology Funds. Investment in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs may subject such Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES CONTRACTS. The Funds may invest in futures contracts and options on futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Commission and thus will engage in such transactions solely for bona fide hedging purposes to manage risk associated with various portfolio securities and not for speculative purposes. Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. Hedging is a specialized investment technique that entails skills different from other investment management. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified securities.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. The Funds will not purchase or sell futures contracts (or related options thereon) if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Fund on its open futures and options positions, exceeds 5% of the liquidation value of the Fund after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered.

To enter into a futures contract, an amount of cash and cash equivalents is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing position or to recover excess variation margin payments.

CALL OPTIONS. The Bond,  Balanced,  Equity and Aggressive Growth Funds may write
(sell) "covered" call options and purchase options to close out options previously written by them. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in IMG's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the

OPTIONS CLEARING CORPORATION. A Fund will write only covered call options. (In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options exceeds 15% of the market value of its net assets.)

Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's Custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy, which limits the pledging or mortgaging of its assets. The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, IMG in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

PUT OPTIONS. The Municipal Bond Fund may acquire "puts" with respect to Municipal Securities held in its portfolio, the Limited Term Bond, Bond, Income and Balanced Funds may acquire "puts" with respect to debt securities held in their portfolios, and Aggressive Growth and Technology Funds may acquire "puts" with respect to equity securities held in their portfolios. A put is a right to sell or redeem a specified security (or securities) at a certain time or within a certain period of time at a specified exercise price. The put may be an independent feature or may be combined with a reset feature that is designed to reduce downward price volatility as interest rates rise by enabling the holder to liquidate the investment prior to maturity.

The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate that reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

The Limited Term Bond, Bond, Income, Municipal Bond, Balanced, Aggressive Growth and Technology Funds will, if necessary or advisable, pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

WHEN-ISSUED SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of IMG to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

When a Fund engages in when issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered advantageous. The Funds will engage in when issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies, not for investment leverage.

Each of the Funds' commitment to purchase when-issued securities will not exceed 25%, of their total assets absent unusual market conditions. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objectives.

MORTGAGE-RELATED SECURITIES. The Limited Term Bond, Bond, Income and Balanced Funds may, consistent with their respective investment objectives and policies, invest in mortgage-related securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities. Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow Funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Limited Term Bond, Bond, Income and Balanced Funds may also invest in mortgage-related securities which are collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. CMOs will be purchased only if they meet the rating requirements with respect to each of the Funds' investments in debt securities of U.S. corporations. The CMOs in which these Funds may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Mortgage-related securities will be purchased only if they meet the rating requirements set forth for each Fund with respect to investments in debt securities of U.S. corporations or, if unrated, which IMG deems to present attractive opportunities and are of comparable quality.

The Limited Term Bond, Bond, Income and Balanced Funds may invest a portion of their assets in stripped mortgage-backed securities ("SMBS") which are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators, or investors in mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest while the other class will receive the entire principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

OTHER ASSET-BACKED SECURITIES. The Limited Term Bond, Bond, Income and Balanced Funds may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARSSM) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDSSM). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments that are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Such securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage backed securities will be purchased by a Fund only if they meet the rating requirements set forth for each Fund with respect to investments in debt securities of U.S. corporations.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs or enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective and policies, each Fund may invest in other asset-backed securities that may be developed in the future. Issuers of mortgage-backed and asset-backed securities often issue one or more classes of which one (the "Residual") is in the nature of equity. The Funds will not invest in any Residual.

SECURITIES OF OTHER INVESTMENT COMPANIES. All Funds may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Such charges will be payable by the Funds and, therefore, will be borne directly by shareholders.

Each Fund, except the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds, may invest in the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. In order to avoid the imposition of additional fees as a result of investing in shares of the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds, IMG will waive any portion of their advisory and administrative fees that are attributable to investments therein by another Fund. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne directly by shareholders.

REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which IMG deems creditworthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality although, for the Government Assets, Liquid Assets and Municipal Assets Funds, not subject to the same maturity requirements, as those in which the Fund may invest directly. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Directors of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act. A Fund may not enter into repurchase agreements if, as a result, more than 10 percent of the Fund's net asset value at the time of the transaction would be invested in the aggregate in repurchase agreements maturing in more than seven days and other securities which are not readily marketable.

REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES LENDING. Each of the Funds may seek to increase its income by lending Fund securities. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms (and subsidiaries thereof) of the New York Stock Exchange ("NYSE") and will be secured continuously by collateral in cash, cash equivalents, or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Investment of the collateral underlying the Fund's securities lending activities will be limited to short-term, liquid debt securities. The Fund has the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed three days). During the existence of a loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. The Fund will not, however, have the right to vote any securities having voting rights during the existence of the loan, but will call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to firms deemed to be of good standing, and when the consideration that could be earned currently from securities loans of this type justifies the attendant risk. The value of the securities loaned will not exceed one-third of the value of any Fund's total assets. Fees earned by the Municipal Bond and Municipal Assets Funds from lending its securities will constitute taxable income to each Fund which, when distributed to shareholders, will likewise generally be treated as taxable income.

MUNICIPAL SECURITIES. Under normal market conditions, at least 80% of the net assets of the Municipal Assets and Municipal Bond Funds will be invested in Municipal Securities, the interest on which is exempt from the regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax imposed on non-corporate taxpayers.

Municipal Securities include debt obligations issued by governmental entities to obtain Funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from regular federal individual income taxes and is not treated as a preference item for purposes of the federal alternative minimum tax.

Other types of Municipal Securities which the Municipal Assets and Municipal Bond Funds may purchase are short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Project Notes, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The Municipal Assets and Municipal Bond Funds will not purchase municipal lease obligations.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Municipal Assets and Municipal Bond Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and securities with the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Municipal Assets and Municipal Bond Funds. IMG will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations for Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities.

LOW-RATED AND COMPARABLE UNRATED FIXED INCOME SECURITIES. The Limited Term Bond, Bond, Income, Municipal Bond and Balanced Funds may invest only in Below-Investment-Grade Securities of the fifth highest category or if unrated, found by the Adviser to be of comparable quality. Below-Investment-Grade Securities (hereinafter referred to as "junk bonds" or "low-rated and comparable unrated securities") include (i) bonds rated below the fourth highest rating category by a nationally recognized statistical rating organization (an "NRSRO"); and (ii) unrated debt securities of comparable quality.

Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with such investments are discussed below.

Each of the Limited Term Bond, Bond, Income, Municipal Bond, and Balanced Funds may invest up to 25% of its total assets in fixed-income securities that are rated within the fifth highest rated category at the time of purchase or if unrated, found by the Adviser to be of comparable quality. To the extent each Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality bonds. While the Adviser will refer to ratings issued by established ratings agencies, it is not a policy of the Company to rely exclusively on ratings issued by these agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than that of issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated and comparable unrated securities and thus in the Fund's net asset value.

As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its Fund securities without regard to their investment merits. Due to the limited liquidity of high-yield securities (discussed below) the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

PAYMENT EXPECTATIONS. Low-rated and comparable unrated securities typically contain redemption, call or prepayment provisions that permit the issuer of such securities containing such provisions to redeem, at their discretion, the securities. During periods of declining interest rates, issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.
Investments in low-rated and comparable unrated securities will be more dependent on the credit analysis than would be the case with investments in investment-grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Adviser continually monitors the investments owned by the Funds and carefully evaluates whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in low-rated and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. As a result, the Fund's asset value and the Fund's ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's securities. Market quotations are generally available on many low-rated and comparable unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly traded market.

NEW AND PROPOSED LEGISLATION. Legislation has been adopted and, from time to time, proposals have been discussed regarding new legislation designed to limit the use of certain low-rated and comparable unrated securities by certain issuers. An example of legislation is a recent law that requires federally insured savings and loan associations to divest their investment in these securities over time. New legislation could further reduce the market because such securities, generally, could negatively affect the financial condition of the issuers of high-yield securities, and could adversely affect the market in general. It is not currently possible to determine the impact of the recent legislation on this market. However, it is anticipated that if additional legislation is enacted or proposed, it could have a material effect on the value of low-rated and comparable unrated securities and the existence of a secondary trading market for the securities.

LIQUIDITY AND SERVICING AGREEMENTS. IMG's responsibilities as Adviser include the solicitation and approval of commercial banks selected as "Participating Banks" from which a Fund may purchase participation interests in short-term loans subject to Liquidity and Servicing Agreements or which may issue irrevocable letters of credit to back the demand repayment commitments of borrowers. A careful review of the financial condition and loan loss record of a prospective bank will be undertaken prior to the bank being approved to enter into a Liquidity and Servicing Agreement and, once approved, a Participating Bank's financial condition and loan loss record will be reviewed at least annually thereafter.

The principal criteria which the Adviser will consider in approving, rejecting or terminating Liquidity and Servicing Agreements with Participating Banks will include a bank's (a) ratio of capital to deposits; (b) ratio of loan charge offs to average loans outstanding; (c) ratio of loan loss reserves to net loans outstanding; and (d) ratio of capital to total assets. Ordinarily, the Adviser will recommend that a Fund not enter into or continue a Liquidity and Servicing Agreement with any bank whose ratios (as described above) are less favorable than an A1/P1 rating. The Adviser will also consider a bank's classified loan experience, historical and current earnings and growth trends, quality and liquidity of investments and stability of management and ownership. Typically, the Adviser will utilize a variety of information sources; including, annual audited financial statements, unaudited interim financial statements, quarterly reports of condition and income filed with regulatory agencies and periodic examination reports (if available) and reports of federally insured banks concerning past-due-loans, renegotiated loans and other loan problems.

STUDENT LOAN TRUSTS. The Liquid Assets and Institutional Reserves Funds are authorized to purchase Student Loan Trust Certificates ("Certificates") from one or more Student Loan Trusts. The Funds will only purchase Certificates from Student Loan Trusts formed for the purpose of purchasing federally insured student loans. Student Loan Trusts are funded by the issuance and sale to the Funds of Certificates which have an original maturity of no more than 397 days and which may be redeemed by the Funds upon not more than five business days' written notice to the issuing Student Loan Trust. The Funds are under no obligation to purchase Certificates issued by any Student Loan Trust.

The Funds' election to purchase Certificates will be based upon the amount of funds available for investment, the investment yield borne by the Certificates compared with yields available on other short-term liquid investments and upon the aggregate amount of Certificates owned by the Funds which may not exceed 80 percent of a Fund's assets. The yield to the Funds on Certificates will be commensurate with current net yields on federally insured student loans. Presently, net of servicing and trust fees, such loans yield approximately the 91-day U.S. Treasury Bill rate plus 0.55 percent. Such fees will be paid out of the Student Loan Trust assets and no other fees will be paid directly or indirectly by the Funds.

In addition to student loan guarantees and interest subsidies by various federal and state bodies (see Appendix C) the liquidity and value of the Certificates are guaranteed by various financial institutions. These institutions (the "guarantors") have agreed to purchase student loans or Certificates from the Student Loan Trusts upon five days' written notice from the Student Loan Trust, when called upon to do so by the Funds. Each guarantor must maintain a short-term rating of the highest category from a NRSRO, and if the guarantor has short-term ratings from more than one NRSRO, all ratings must be in the highest category. See Appendix A for a description of securities ratings. Appendix C contains a detailed summary of the Higher Education Act, the Student Loan Reform Act of 1993 and other laws, regulations and programs describing the kinds of loans that may be purchased by the Student Loan Trusts.

At December 31, 1999, assets of the Liquid Assets Fund included a Student Loan Certificate in the amount of $5,000,000, which was equal to 3 percent of Fund net assets. This Certificate has an original maturity of not more than 364 days and may be redeemed by the Fund upon not more than five-business days' written notice to the Student Loan Trust. Proceeds from the issuance of Student Loan Certificates have been used by the Student Loan Trust to purchase federally insured student loans which are subject to agreements to purchase such loans from the Student Loan Trust on not more than five business days' written notice. In the event a guarantor was unable to honor its purchase commitment it would be necessary for the Student Loan Trust to seek other purchasers of the loans. Because such loans are federally insured and bear a variable interest rate the Funds believe that a ready market for them exists.

GUARANTEED LOAN TRUSTS. The Liquid Assets Fund may purchase FmHA Certificates from one or more guaranteed loan trusts created for the purpose of acquiring participation interests in the guaranteed portion of FmHA guaranteed loans ("FmHA Trusts"). Interest and principal payments of the FmHA Loans would accrue to the benefit of the Fund net of certain FmHA Trust fees and other fees payable to certain parties for servicing the FmHA Loans and arising out of the participation of the guaranteed portion of the FmHA Loans. Each FmHA Certificate will provide certain identifying information regarding the specific FmHA Loan acquired including the effective rate and reset provision. Each FmHA Certificate will also be redeemable upon not more than five business days' written notice by the Fund to the Trustee for an amount equal to the unpaid balance of the participated portion of the FmHA Loan and accrued interest due thereon. The redemption feature of the FmHA Certificates is backed by unconditional purchase commitments between the Trustee, and Participating Banks which require the banks to purchase such loans at par less a processing fee upon no more than five business days prior written notice. Such purchase commitments are unconditional and are operative whether the FmHA Loans are in default or experiencing difficulties. The unconditional purchase commitments by the Participating Banks are intended to provide liquidity for the FmHA Loans held by the FmHA Trust and beneficially owned by the Fund. Insofar as the unconditional commitment creates this liquidity, for purposes of Rule 2a-7 and the diversification requirements thereunder, the unconditional commitments are limited in amounts necessary to keep one Participating Bank from being obligated to purchase more than 25 percent of the total assets held by the Fund (as of the date of purchase of the FmHA Certificate), and 10 percent as to each additional Participating Bank.

The sole purpose of the trust arrangement is to provide a convenient structure for servicing the FmHA Loans and to eliminate the premium risk that could arise if the Fund invested directly in the FmHA Loans and prepayment were to occur. The Board of Directors believes that the arrangement presents minimal credit risk and that the arrangement is a permissible investment. For purposes of Rule 2a-7, the Fund does not consider the FmHA Loans or the certificates evidencing ownership as illiquid and considers the arrangement with the participating banks as standby unconditional put commitments.

FmHA guaranteed loans are originated by financial institutions, mostly commercial banks, as a direct loan to the borrower. The FmHA guaranteed loans acquired by the Fund will all have variable rates of interest which will reset no less frequently than semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. The FmHA, a division of the U.S. Department of Agriculture, is an independent agency of the United States Government and has the authority to grant the United States Government's full faith and credit guarantee on loans originated by commercial lenders. Through the Rural Development Act of 1972, the FmHA guaranteed loan program was enacted by Congress to help meet the financing needs of small businesses, farms and community facilities in rural areas. Guarantees are issued on loans obtained by those persons who meet FmHA criteria. Typically borrowers eligible for FmHA loans face a degree of financial stress which prevents them from qualifying for non-guaranteed credit based on the standards of commercial lenders. The lender submits applications for loan guarantees to the local FmHA county officer for approval. Local officials review the application to determine whether the borrower, lender and proposed loan meet program requirements. Loan terms are negotiated with the lender and the borrowers, but the terms must fall within FmHA guidelines. The FmHA will guarantee up to 90 percent of the total loan depending upon the loan's soundness. Under the FmHA Loan program, the guaranteed portion of FmHA loans may be participated, sold by the originating bank and traded in the secondary market. The Fund will only invest in the guaranteed portions of FmHA Loans that are so participated. While the most current government figures indicate the outstanding balance on guaranteed loans to be over $4 billion, it is estimated that approximately 20 percent of the total outstanding balance of guaranteed loans have actually been participated in the secondary market.

The FmHA guaranty guarantees the repayment of principal and interest unconditionally and accrues to the benefit of the person owning the participated portion of the guaranteed FmHA loan. When the FmHA loans are sold the guaranty is assigned to the purchaser and is unconditional and irrevocable. All FmHA loans purchased by the Trust will be valued by the Fund at par.

The trustee will communicate to the Fund's Investment Adviser the status of loan payments and delinquencies. In addition, Participating Banks, subject to the unconditional commitments to purchase the participated FmHA Loans, will be subject to on-going credit review by the Fund's Investment Adviser. To the extent that any of the banks deteriorate in credit quality from the standard set by regional banks with the highest credit ratings by NRSRO's the Investment Adviser will take action to replace such banks with another bank with an appropriate credit rating or if unrated, with a comparable credit quality based on the Investment Adviser's analysis.

TAX-EXEMPT DEBT OBLIGATIONS USED BY THE MUNICIPAL ASSETS FUND. The Municipal Assets Fund invests in tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions, such obligations will be non-rated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. The issuer of the security may have a corresponding right to prepay the principal and accrued interest. In addition, all obligations with maturities longer than one year from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates.

The time period covered by Liquidity Agreements may be shorter than the final maturity of the obligations covered thereby. At or before the expiration of such Liquidity Agreements, the Fund will seek to obtain either extensions thereof or replace them with new agreements and if unable to do so the Fund will exercise its rights under existing Liquidity Agreements to require that the obligations be purchased. Thus, at no time will the Fund's investments include obligations with maturities longer than one year unless the obligations bear interest rates subject to periodic adjustment at least semiannually and are subject to sale on seven calendar days notice under existing Liquidity Agreements.

The only banks (the "Participating Banks") which will be permitted to sell participations in fixed and variable rate tax-exempt debt obligations of United States governmental units to the Fund (or to provide irrevocable letters of credit or guarantees to back the demand repurchase commitments of the issuers of such obligations) will be United States banks which have entered into irrevocable written agreements with respect thereto and have agreed to furnish to the Fund whatever financial information may be requested for purposes of evaluating the Participating Banks financial condition and capacity to fulfill its obligations to the Fund and to perform such servicing duties as may be mutually agreed to by the parties.

The Fund's investments may include participation interests, purchased from Participating Banks, in fixed and variable rate tax-exempt debt obligations (including industrial development bonds hereinafter described) owned by the banks. A participation interest gives the Fund an undivided interest in the tax-exempt obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and carries a demand repurchase feature. An irrevocable letter of credit or guarantee of the Participating Bank that issued the participation backs each participation. The Fund has the right to liquidate the participation, in whole or in part, by drawing on the letter of credit or guarantee of the Participating Bank which issued the participation. The Fund has the right to liquidate the participation, in whole or in part, by drawing on the letter of credit on demand, after seven calendar days' notice, for all or any part of the principal amount of the Fund's participation, plus accrued interest.

The Fund intends to exercise its rights under Liquidity Agreements only: (1) upon default in the terms of the tax-exempt debt obligations covered thereby;
(2) to provide the Fund with needed liquidity to cover redemptions of Fund shares; or (3) to insure that the value of the Fund's investment portfolio does not vary materially from the amortized cost thereof. Participating Banks have no contractual obligation to offer participations to the Fund, and the Fund is not obligated to purchase or resell any participations offered or sold by Participating Banks. The Liquidity Agreements govern the obligations of the parties as to securities or participations actually purchased by the Fund.

The financial condition and investment and loan loss record of all banks seeking to sell participations in fixed and variable rate tax-exempt debt obligations to the Fund (or to provide letters of credit or guarantees to back the demand repurchase commitments of the issuers of such obligations) will be carefully evaluated by the Adviser, based upon guidelines established by the Board of Directors, prior to the execution of a Liquidity Agreement by a Participating Bank and periodically thereafter. Purchased obligations will bear interest at or above current market rates and the rates borne by obligations with maturities longer than one year will be adjustable at least semi-annually to reflect changes in market rates subsequent to issuance of the securities. It is anticipated that the tax-exempt debt obligations purchased or participated in by the Fund will be those traditionally acquired by United States banks. These include both general obligation and revenue bonds issued for a variety of public purposes such as the construction of a wide range of facilities including schools, streets, water and sewer works, highways, bridges, and housing. Also included are bonds issued to refund outstanding obligations, to obtain funds for general operating purposes and to lend to other public institutions and facilities. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. Revenue generating facilities such as parking garages, airports, sports and convention complexes and water supply, gas, electricity, and sewage treatment and disposal systems are financed through issuance of tax-exempt debt obligations as well.

Tax-exempt debt obligations are normally categorized as "general obligation" or "revenue" issues. General obligations are secured by a pledge of the full taxing power of the issuer while revenue obligations are payable only from revenues generated by a facility or facilities, a specified source of tax or other revenues or, in the case of industrial development bonds, from lease rental or loan payments made by a commercial or industrial user of the facilities. Revenue obligations do not generally carry the pledge of the credit of the issuer.

Short-term tax-exempt debt obligations usually mature in less than two years, are typically general obligations of the issuer and most often issued in anticipation of receipts to be realized from tax collections or the sale of long-term bonds. Project Notes are issued by local agencies under a program administered by the United States Department of Housing and Urban Development and are secured by the full faith and credit of the United States.

From time to time the Fund may invest 25 percent or more of its assets in tax-exempt debt obligations, or participations therein, sufficiently similar in character that an economic, business or political development or change affecting one such security would also affect the other securities. Examples might be securities whose principal and interest payments are dependent upon revenues derived from similar projects or whose issuers are located in the same state. In addition, investments in tax-exempt debt obligations of issuers may from time to time become concentrated within a single state, and the Fund may also invest 25 percent or more of its assets in industrial development bonds or participations therein.

For entering into a Liquidity Agreement, a Participating Bank will retain a service and letter of credit fee in an amount equal to the excess of the interest paid on the tax-exempt obligations above the negotiated yield at which the instruments were purchased by the Fund. Such fees may be adjusted if adjustments are made in the interest rate paid on the tax-exempt obligations. Each Participating Bank executing a Liquidity Agreement must be approved by the Board of Directors of the Fund prior to, or at the next quarterly Board meeting following, such executions. See "Liquidity and Servicing Agreements" above for a discussion of the criteria to be used in selecting Participating Banks. The Board of Directors will review all Participating Banks and Liquidity Agreements quarterly in an effort to assure continued liquidity and high quality in the Fund's portfolio.

                         Investment Restrictions

The following are fundamental investment restrictions of the Funds, which may not be changed without a shareholder vote. Under these restrictions a Fund may not:

1. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

2. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Funds;

3. Purchase or sell real estate (although investments by the Equity Fund and the Income Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction);

4. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (25% for the Bond Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding; and

5. Make loans, except that the Fund may purchase or hold debt securities, lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

Each of the Limited Term Bond, Bond, Income, Municipal Bond, Balanced, Equity, and Aggressive Growth will be diversified according to the Act and will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer. The Technology Fund will not be diversified according to the Act.

Each of the Limited Term Bond, Income, Balanced, Equity, Aggressive Growth, and Technology Funds will be diversified according to Subchapter M requirements and will not:

1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c)utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

The Municipal Bond Fund will not:

1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b)there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user; (c)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

2. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Fund may acquire puts with respect to Municipal Obligations in its portfolio and sell those puts in conjunction with a sale of those Municipal Obligations.

The  Bond  Fund  has  also   adopted  the   following   fundamental   investment
restrictions. The Bond Fund may not:

1. Borrow money except for temporary or emergency purposes (but not for the purpose of purchasing investments) and then, only in an amount not to exceed 25 percent of the value of the Fund's net assets at the time the borrowing is incurred; provided, however, that the Fund may enter into transactions in options, futures and options on futures. The Fund will not purchase securities when borrowings exceed 5 percent of its total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. To this extent, purchasing securities when borrowings are outstanding may involve an element of leverage.

2. Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with investment objectives and policies, (ii) enter into repurchase agreements, and (iii) lend Fund securities against collateral (consisting of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) equal at all times to not less than 100 percent of the value of the securities loaned provided no such loan may be made if as a result the aggregate of such loans of the Fund's securities exceeds 30 percent of the value of the Fund's total assets.

3. Issue senior securities, bonds, or debentures, or concentrate its investments in anyone industry.

4. Invest in the securities of a company for the purpose of exercising control or management.

5. Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

6. Concentrate investments in any industry. However, the Fund may invest up to 25 percent of the value of its total assets in any one industry.

The Liquid Assets and the Institutional Reserves Funds have also adopted the following fundamental investment restrictions. The Liquid Assets and Institutional Reserves Funds may not:

1.       Invest more than 80 percent of its total assets in (a) as to
           Liquid Assets, loans and/or loan participations purchased from Participating Banks, Student Loan Certificates and/or FmHA Certificates; and (b) as to Institutional Reserves, Student Loan Certificates;

2.        Pursuant to Rule 2a-7 invest more than 25 percent of its total assets in loan participations purchased from, loans backed by letters of credit issued by, or Student Loan Certificates guaranteed by, one Participating Bank and 10 percent for each Participating Bank thereafter (determined as of the date of purchase);

3.       Invest with a view to exercising control or influencing management;

4. Invest more than ten percent of the value of its total assets in securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization, subject to
         Section 12(d)(1) of the Investment Company Act of 1940;

5. Purchase any securities on margin, except for the clearing of occasional purchases or sales of portfolio securities;

6. Make short sales of securities or maintain a short position or write purchase or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof;

7. Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the Fund except as may be necessary in connection with borrowings outlined in (8) above and then securities mortgaged, hypothecated or pledge may not exceed five percent of the Funds' total assets taken at market value;

8. Invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, loans, loan participations purchased from Participating Banks and Student Loan and FmHA Certificates) or for which no ready market exists;

9. Purchase loan participations other than from banks which have entered into a Liquidity and Servicing Agreement and which have a record, together with predecessors, of at least five years of continuous operation;

10. Enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven calendar days; and

11. Purchase loan participations from any Participating Bank if five percent or more of the securities of such Bank are owned by the Adviser or by directors and officers of the Fund or the Adviser, or if any director or officer of the Fund or the Adviser owns more than 1/2 percent of the voting securities of such Participating Bank.

The Municipal Assets Fund has also adopted the following fundamental investment restrictions. The Municipal Assets Fund may not:

1. Invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements;

2. Pursuant to Rule 2a-7 invest more than 25 percent of its total assets in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by one Participating Bank and 10 percent for each Participating Bank thereafter;

3.       Invest with a view to exercising control or influencing management;

4. Invest more than ten percent of the value of its total assets in securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization, subject to
         Section 12(d)(1) of the Investment Company Act of 1940;

5. Purchase any securities on margin, except for the clearing of occasional purchases or sales of portfolio securities;

6. Make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the Fund), calls, straddles, spreads or combinations thereof;

7. Make loans to other persons, provided the Fund may make investments and enter into repurchase agreements;

8. Borrow money, except to meet extraordinary or emergency needs for funds, and then only from banks in amounts not exceeding ten percent of its total assets, nor purchase securities at any time borrowings exceed five percent of its total assets;

9. Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the Fund except as may be necessary in connection with borrowings outlined in (8) above and then securities mortgaged, hypothecated or pledged may not exceed five percent of the Fund's total assets taken at market value;

10. Invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists;

11. Enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with its predecessors, of at least five years of continuous operation;

12. Enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven calendar days; and

13. Enter into Liquidity Agreements with any Participating Bank if five percent or more of the securities of such Bank are owned by the Adviser or by directors and officers of the Fund or the Adviser, or if any director or officer of the Fund or the Adviser owns more than 1/2 percent of the voting securities of such Participating Bank.

14. Issue senior securities or concentrate its investments in any one industry.

The following additional investment restrictions are not fundamental and may be changed with respect to a particular Fund without the vote of a majority of the outstanding shares of that Fund. A Fund may not:

1. Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 10% of that Fund's net assets.

2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

3. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Equity Fund and the Income Fund in marketable securities of companies engaged in such activities are not prohibited in this restriction);

4. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) a Fund may invest in other investment companies, including other Funds for which IMG acts as adviser, as specified in the Prospectus subject to such restrictions as may be imposed by the 1940 Act or any state laws.

5. Invest more than 5% of total assets in puts, calls, straddles, spreads or any combination thereof except the Aggressive Growth and Technology Funds which can invest up to 10% of total assets.

6. With respect to the Limited Term Bond, Bond, Income, Balanced, and Equity Funds, invest more than 10% of total assets in securities of issuers which together with any predecessors have a record of less than three years continuous operation.

If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

PORTFOLIO TURNOVER

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

Portfolio turnover for any of the Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to a Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

Because the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds intend to invest entirely in securities with maturities of less than 397 days and because the Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to each of the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds is expected to be zero percent for regulatory purposes.

                           NET ASSET VALUE

The net asset value of each Fund is determined and the shares of each Fund are priced as of the Valuation Times applicable to such Fund on each Business Day of the Company. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading or the Federal Reserve Bank of Chicago is open, and any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received. Currently, either the NYSE or Federal Reserve Bank of Chicago are closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

VALUATION  OF  THE  GOVERNMENT   ASSETS,   LIQUID  ASSETS,   MUNICIPAL   ASSETS,
INSTITUTIONAL RESERVES FUNDS

The Government Assets, Liquid Assets, Municipal Assets, Institutional Reserves Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price these Funds would receive if they sold the instrument. The value of securities in these Government Assets, Liquid Assets and Municipal Assets Funds can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds will maintain a dollar-weighted average portfolio maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase securities with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Directors, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Directors promptly consider what action, if any, should be initiated. If the Directors believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Government Assets and Institutional Reserves Funds' outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE VARIABLE NAV FUNDS

Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in IMG's best judgment under the supervision of the Company's Board of Directors.

Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Variable NAV Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

The Company may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Company under the general supervision of the Company's Board of Directors. The Adviser may from time to time use one or more of several pricing services available.

               ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

INFORMATION REGARDING PURCHASES

Shares in each of the Company's Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership, (the "Distributor") which has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Distributor, shares may be purchased, in accordance with procedures established by the Distributor, through broker/dealers, banks, investment advisory firms and other financial institutions ("Participating Organizations") which may include affiliates of AMCORE Financial, Inc., the owner of IMG. Customers purchasing shares of the Funds may include officers, directors, or employees of AMCORE or its affiliates. Share of Institutional Reserves may be purchased only by financial institutions which have a business relationship with Union Bank and Trust company, Lincoln, Nebraska ("Union Bank") and/or its affiliates, as determined by Union Bank in its sole discretion.

Purchases of shares in a Fund will be effected only on a Business Day (as defined in "NET ASSET VALUE"). The public offering price of the Variable NAV Funds will be the net asset value per share (see "NET ASSET VALUE") as determined on the Business Day the order is received by the Distributor, but only if the Distributor receives the order by the Valuation Time. Otherwise, the price will be determined as of the Valuation Time on the next Business Day. In the case of an order for the purchase of shares placed through a Participating Organization, it is the responsibility of the Participating Organization to transmit the order to the Distributor promptly.

Upon receipt by the Distributor of an order to purchase shares, shares of the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds are purchased at the next determined net asset value per share (see "NET ASSET VALUE"). An order to purchase shares of any of these Funds will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Funds' custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase shares of the Government Assets, Liquid Assets, Municipal Assets, or Institutional Reserves Fund which is transmitted by federal funds wire will be available the same day for investment by the Funds' custodian, if received prior to 3:00 p.m. Central Time that day. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds each strongly recommend that investors of substantial amounts use federal funds to purchase shares.

An order received prior to a Valuation Time on any Business Day for the Government Assets, Liquid Assets, Municipal Assets, or Institutional Reserves Fund will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. Shares purchased before 11:00 a.m., Central Time, begin earning dividends on the same Business Day. Shares purchased after 11:00 a.m., Central Time, begin earning dividends on the next Business Day. All Shares of the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds continue to earn dividends through the day before their redemption.

Every shareholder of record will receive a confirmation of each transaction in his or her account, which will also show the total number of shares of a Fund owned by the shareholder. Sending confirmations for purchases and redemptions of shares held by a Participating Organization on behalf of its Customer will be the responsibility of the Participating Organization. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Shares of a Fund sold to the Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to shares sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof by the Fund's custodian within the settlement requirements defined in the Securities Exchange Act of 1934. If payment is not received within the prescribed time periods or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Funds at (800) 438-6375.

Participating Organizations provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. They may arrange with their clients for other investment or administrative services. Such Participating Organizations may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's yield or return. Participating Organizations may also hold Fund Shares positions in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Participating Organizations. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with the transfer agent for the Funds. Participating Organizations may aggregate their customers' purchases to satisfy the required minimums. Some of the Participating Organizations may receive compensation from the Fund's Shareholder Service Agent for recordkeeping and other expenses related to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of Shares or the reinvestment of dividends may not be available through such Participating Organizations. Some Participating Organizations may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The Prospectus should be read in connection with such Participating Organizations' material regarding their fees and services. Shareholders should also consider that certain Participating Organizations might offer services that may not be available directly from the Fund.

Depending upon the terms of the particular Customer account, a Participating Organization may charge a Customer account fees for services provided in connection with investments in a Fund. Information concerning these services and any charges will be provided by the Participating Organization. The Prospectus should be read in conjunction with any such information so received from a Participating Organization.

The Distributor, at its expense, with voluntary assistance from IMG in its sole discretion, may also provide other compensation to broker/dealers that are Participating Organizations ("Dealers") in connection with sales of shares of a Fund. Compensation may include financial assistance to Dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and other Dealer-sponsored special events. In some instances, this compensation may be made available only to certain Dealers whose representatives have sold or are expected to sell a significant amount of shares. Compensation will also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Funds or their shareholders.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis. All IRA distribution requests must be made in writing to the Distributor. Any additional deposits to an IRA must distinguish the type and year of the contribution.

For more information on an IRA call the Funds at (800) 438-6375. Investment in shares of the Municipal Bond Fund or Municipal Assets Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax Adviser on IRA contribution and withdrawal requirements and restrictions.

AUTO INVEST PLAN

The Auto Invest Plan enables Shareholders of the Funds to make regular monthly or quarterly purchases of shares through automatic deductions from their bank accounts (which must be with a domestic member of the Automatic Clearing House). With Shareholder authorization, the Transfer Agent will deduct the amount specified from the Shareholder's bank account, which will automatically be invested in Shares at the public offering price on the dates of the deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $250; the minimum amount for subsequent investments in a Fund is $25. Investments may be made on the 5th or 20th of each month, on the 5th and 20th of each month, or on the 20th of each quarter (Mar., June, Sept., Dec.). To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the account application, which can be acquired by calling
(800) 438-6375. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Distributor.

The Funds offer an exchange program whereby shareholders are entitled to exchange their shares for shares of the other Funds. Such exchanges will be executed on the basis of the relative net asset values of the shares exchanged. The shares exchanged must have a current value that equals or exceeds the minimum investment that is required (either the minimum amount required for initial or subsequent investments as the case may be) for the Fund whose shares are being acquired. Share exchanges will only be permitted where the Shares to be acquired may legally be sold in the investor's state of residence. A shareholder may make an exchange request by calling the Funds at (800) 438-6375 or by providing written instructions to the Funds. An investor should consult the Funds for further information regarding exchanges. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the exchange request to the Funds at the address listed in the Prospectus. If the Distributor receives an exchange request in good order by the Valuation Time, on any Business Day, the exchange usually will occur on that day. Any shareholder who wishes to make an exchange should obtain and review the current prospectus of the Fund in which he or she wishes to invest before making the exchange.

MATTERS AFFECTING REDEMPTION

To the greatest extent possible, the Company will attempt to honor requests from shareholders for (a) same day payments upon redemption of Government Assets, Liquid Assets, Municipal Assets, or Institutional Reserves Fund shares if the request for redemption is received by the Distributor before 11:00 a.m. Central Time on a Business Day or, if the request for redemption is received after 11:00 a.m. Central Time, to honor requests for payment on the next Business Day, or
(b) next day payments upon redemption of the Variable NAV Funds if received by the Distributor before the Valuation Time on a Business Day or if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Fund or the shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

All or part of a Customer's shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance. There may be no notice period affording Shareholders an opportunity to increase the account balance in order to avoid an involuntary redemption under these circumstances.

The Transfer Agent may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or wired to a commercial bank account previously designated on the Account Application. There is no charge for having redemption requests mailed to a designated bank account.

For a wire redemption, the then-current wire redemption charge may be deducted from the proceeds of a wire redemption. This charge, if applied, will vary depending on the receiving institution for each wire redemption. It is not necessary for Shareholders to confirm telephone redemption requests in writing.

If the Company receives a redemption order but a shareholder has not clearly indicated the amount of money or number of shares involved, the Company cannot execute the order. In such cases, the Company will request the missing information and process the order on the day such information is received.

The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Company, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Company of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Company to determine the fair value of its net assets.

The Company may redeem shares of each of the Funds involuntarily if redemption appears appropriate in light of the Company's responsibilities under the 1940 Act. See "NET ASSET VALUE" in this SAI.

                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

Overall responsibility for management of the Company rests with its Board of Directors, which is elected by the shareholders of the Company. The Directors elect the officers of the Company to supervise actively its day-to-day operations.

Directors and Officers, together with information as to their principal business occupations during the last five years, and other information are shown below.

Patricia M. Bonavia, age 50, Vice President
       President, AMCORE Investment Services, Inc.

Mary Dotterer, age 38, Secretary
           Compliance Officer, Investors Management Group from June, 1999 to present; Staff Accountant, Securities and Exchange Commission, from 1997-1999; Investigator, Federal Deposit Insurance Corporation, from 1990-1996.

Jay Evans, age 57, Vice President
       President and Chief Investment Officer, Investors Management Group from 1998 to present. President, AMCORE Capital Management from 1992 to 1998.

Annalu Farber, age 50, Director
       Sole Proprietor, Tyler Associates, a strategic planning, reengineering and organizational change consulting firm, from 1996 to present; Executive V.P. & Sr. Trust Executive, Key Trust Company of the Northwest, from 1993 to 1996.

William J. Howard, age 54, Director
       Attorney at Law, William J. Howard Law Firm, from 1998 to present, Attorney, Brassfield, Cowen & Howard from 1973 to 1998.

Debra Johnson, age 39, Director
       President, American Network Telecom, a telemarketing company, from 2000 to present Vice President and CFO, Business Publications Corporation/Iowa Title Company, a publishing and abstracting service company from 1990 to 2000.

Fred Lorber, age 76, Director
       Retired. President, B.F.&Q. (and predecessors), a textile manufacturing and distribution company from 1972 to present.

Mark A. McClurg, age 47, Vice President
       Treasurer, Vice President, and Senior Managing Director, Investors Management Group.

*David W. Miles, age 43, Director and President
       President and CEO, AMCORE Investment Group, N.A. and Executive Vice President, AMCORE Financial, Inc. from 2000 to present. Secretary and Senior Managing Director, Investors Management Group 1987 to present.

Amy M. Mitchell, age 31, Treasurer
       Director of Operations, Investors Management Group.

Edward J. Stanek, age 53, Director
       Commissioner and CEO, Iowa Lottery, a government operated lottery.

*John G. Taft, age 45, Director
       President & CEO, Voyageur Asset Management LLC, from 1991 to present. President, CEO and Director, Dougherty & Company from
       1997 to 1999.

Steven Zumbach, age 50, Chairman and Director
       Attorney at Belin, Lamson, Zumbach, Flynn Law Firm.

*Interested Director

The address for Mr. Miles, Mr. McClurg, Mr. Evans, Ms. Mitchell, and Ms. Dotterer is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

As of the date hereof, Officers and Directors beneficially owned no more than 1 percent of the shares of common stock of the Fund.

Directors and Officers of the Fund who are officers, directors, employees, or stockholders of the Adviser do not receive any remuneration from the Fund for serving as Directors or Officers. Those Directors of the Funds who are not so affiliated with the Adviser receive an annual retainer fee and $500 for each Board of Directors meeting attended, plus reimbursement for out-of-pocket expenses in attending meetings.

                                                          COMPENSATION TABLE


Name of Person          Position                Aggregate Compensation
                                              From Registrant(12 Funds)
Annalu Farber          Director                      $16,300
William J. Howard      Director                      $15,800
Debra Johnson          Director                      $15,800
Fred Lorber            Director                      $15,800
Edward J. Stanek       Director                      $15,800
John G. Taft           Director                      $16,300
Steven Zumbach     Chairman & Lead Director          $17,800
David Miles            Director                      $ 0

The Funds do not have a pension or retirement plan.

INVESTMENT ADVISER

Investment advisory services are provided by IMG, Des Moines, Iowa, pursuant to an Investment Advisory Agreement dated as of February 13, 1998 (the "Investment Advisory Agreement"). On February 17, 1998, AMCORE Financial, Inc. ("AMCORE"), acquired IMG. AMCORE, headquartered in Rockford, IL, is a financial services company with assets under management of $4.2 billion with locations in Illinois, Iowa, and Wisconsin. AMCORE has four financial services companies including AMCORE Investment Group, which provides trust and brokerage services, and through its wholly owned subsidiary, IMG, offers capital management and mutual fund administrative services and is the investment adviser for the Vintage Mutual Funds.

Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services for the Funds. For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays IMG a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund, of 0.40% for the Government Assets Fund, of 0.35% for the Liquid Assets, Municipal Assets, and Institutional Reserves Funds, of 0.50% for the Limited Term Bond, of 0.55% for the Bond Fund, of 0.60% for the Income Fund, of 0.50% for the Municipal Bond Fund, of 0.75% for the Balanced and Equity Funds, 0.95% for Aggressive Growth Fund, and 1.25% for the Technology Fund. IMG may periodically waive all or a portion of its advisory fee with respect to any Fund to increase the net income of the Fund available for distribution as dividends.
The total investment advisory fees paid for the Funds references below for the fiscal year ended March 31, 2000:

Government Assets Fund                                                                                  $628,397
Liquid Assets Fund                                                                                      $612,491
Municipal Assets Fund                                                                                   $153,915
Limited Term Bond Fund                                                                                  $267,351
Bond Fund                                                                                               $142,950
Income Fund                                                                                             $629,653
Municipal Bond Fund                                                                                     $251,596
Balanced Fund                                                                                           $691,151
Equity Fund                                                                                           $4,137,564
Aggressive Growth Fund                                                                                $1,288,587


The total investment advisory fees waived for the Funds referenced below for the fiscal year ended March 31, 2000:

Government Assets Fund                                                                                   $89,771

The total investment advisory fees paid for the Funds referenced below for the fiscal year ended March 31, 1999:

Government Assets Fund                                                                  $544,173
Liquid Assets Fund                                                                      $463,497
Municipal Assets Fund                                                                  $141,640
Limited Term Bond Fund                                                                  $308,131
Bond Fund                                                                            $ 99,692
Income Fund                                                                           $569,326
Municipal Bond Fund                                                                   $246,964
Balanced Fund                                                                        $518,744
Equity Fund                                                                        $3,608,411
Aggressive Growth Fund                                                              $1,019,527

The total investment advisory fees waived for the Funds referenced below for the fiscal year ended March 31, 1999:

Government Assets Fund                                                                  $52,738
Municipal Bond Fund                                                                   $51,228

The total investment advisory fees paid for the funds referenced below for the fiscal year ended March 31, 1998, are as follows:

Government Assets Fund                                                                  $614,671
Limited Term Bond Fund                                                                  $295,198
Income Fund                                                                           $597,102
Municipal Bond Fund                                                                   $280,923
Balanced Fund                                                                        $337,619
Equity Fund                                                                        $2,918,334
Aggressive Growth Fund                                                                  $722,762

The total investment advisory fees paid by the respective Funds for the period from July 1, 1997, to March 31, 1998, are as follows:

Liquid Assets Fund                                                                      $181,329
Municipal Assets Fund                                                                  $ 62,948


The total investment advisory fees paid by the Bond Fund for the period from May
1, 1997, to March 31, 1998, are $21,275.


Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each Fund until February 2001 and from year to year thereafter, if such continuance is approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding shares of the relevant Fund, and a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of that Fund, or by IMG. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that IMG shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of IMG in the performance of its duties, or from reckless disregard by IMG of its duties and obligations thereunder.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, IMG determines, subject to the general supervision of the Board of Directors of the Company and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, IMG, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

The Company, on behalf of the Funds, will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with AMCORE Investment Group, N.A. the Distributor, or their affiliates, and will not give preference to AMCORE Investment Group, N.A. correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by IMG. Any such other Fund, investment company or account may also invest in the same securities as the Company on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of more than one Fund or a Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which IMG believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, IMG may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, IMG will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of AMCORE its parent or its subsidiaries or affiliates and, in dealing with its customers, AMCORE, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

The policy of each of the Funds, regarding purchases and sale of securities for its portfolio, is that primary consideration be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, IMG effects transactions with those brokers and dealers whom IMG believes provide the most favorable prices and are capable of providing efficient executions. If IMG believes such price and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or IMG. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. Such information may be useful to IMG in serving both the Funds and other clients and conversely, supplemental information obtained by the placement of business of other clients may be useful to IMG in carrying out its obligations to the Funds.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commission charged by other broker-dealers in recognition of their research or execution services. In order to cause the Funds to pay such higher commissions, IMG must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing broker-dealers, viewed in terms of a particular transaction or IMG's overall responsibilities to the Funds. In reaching this determination, IMG will not attempt to place a specific dollar value on the brokerage and/or research services provided, or to determine what portion of the compensation should be related to those services.

Total brokerage commissions paid by the respective Funds for the fiscal year ended March 31, 2000, are as follows:

Balanced Fund                          $ 97,776
Equity Fund                           $838,562
Aggressive Growth Fund                    $294,457
Total brokerage commissions paid by the respective Funds for the fiscal year ended March 31, 1999, are as follows:

Balanced Fund                          $ 47,689
Equity Fund                           $540,289
Aggressive Growth Fund                    $136,494

Total brokerage commissions paid by the respective Funds for the fiscal year ended March 31, 1998, are as follows:

Balanced Fund                          $ 46,209
Equity Fund                           $485,253
Aggressive Growth Fund                    $123,967

None of such commissions were paid to any affiliate of the Funds, AMCORE or AMCORE Investment Group, N.A.

BANKING LAWS

IMG, AMCORE Investment Group N.A. and their brokerage affiliates believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Rule 12b-1 Agreement described below without violation of applicable statutes and regulations. Counsel has advised IMG, AMCORE Investment Group N.A. and their brokerage affiliates that, while the question is not free from doubt, such laws should not prevent IMG, AMCORE Investment Group N.A. and their brokerage affiliates from providing the services required of it under the Rule 12b-1 Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict IMG, AMCORE Investment Group N.A. or their brokerage affiliates from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by IMG, AMCORE Investment Group N.A. or their brokerage affiliates the Board of Directors of the Company would review the Funds' relationship with IMG or AMCORE Investment Group N.A. and consider taking all action necessary in the circumstances.

Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of IMG, AMCORE Investment Group, N.A. and their brokerage affiliates and/or its affiliated and correspondent banks in connection with Customer purchases of shares of the Funds, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Company's method of operations would affect its net asset value per share or result in financial losses to any Customer.

ADMINISTRATOR

IMG serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated October 30, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement, by the Transfer Agent under the Transfer Agency Agreement and by the Fund Accountant under the Fund Accounting Agreement.)

Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Funds with the Fund's preparation of its Annual and Semi-Annual Reports to shareholders and its Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assists in all aspects of the Funds' operations other than those performed by IMG under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement, by the Distributor under the Distribution Agreement, by the Transfer Agent under the Transfer Agency Agreement and by the Fund Accountant under the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to the lesser of (1) a fee calculated daily and paid periodically, at the annual rate equal to 0.21% of the average daily net assets of the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Fund and 0.26% of the average daily net assets for all other Vintage Mutual Funds or (2) such other fee as may be agreed upon in writing by the Company and the Administrator. The Administrator may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until December 31, 2000. The Administration Agreement thereafter shall be renewed automatically for successive annual terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Company's Board of Directors or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

BISYS Fund Services Limited Partnership serves as distributor to the Funds pursuant to the Distribution Agreement dated February 13, 1998, (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until April 9, 2000, if such continuance is approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding shares of the Funds and (ii) by the vote of a majority of the Directors of the Company who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

In its capacity as Distributor, BISYS Fund Services Limited Partnership solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Company, but may receive compensation under the Distribution and Shareholder Service Plan described below.

The Funds are not sold subject to commissions and the Distributor received no commissions for the fiscal years ended March 31, 1998, March 31, 1999, March 31, 2000.

The Company has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations.

As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE Financial, Inc., or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by the Participating Organization for the accounts of its Customers and shares of a Fund purchased and held by Customers of the Participating Organization, including, but not limited to, processing automatic investments of Participating Organization's Customer account cash balances in shares of a Fund and establishing and maintaining the systems, accounts and records necessary to accomplish this service, establishing and maintaining Customer accounts and records, processing purchase and redemption transactions for Customers, answering routine Customer questions concerning the Funds and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, the Participating Organization may receive a monthly fee, computed at an annual rate of the average aggregate net asset value of the shares of the Fund held during the period in Customer accounts for which the Participating Organization has provided services under this Agreement. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organization under the Rule 12b-1 Agreement. The maximum fee is 0.50% on "S" shares of Liquid Assets and 0.25% on all other Classes and Funds. Currently, such fees are limited to 0.40% for "S" shares of Liquid Assets, 0.15% for "S2" Shares of Liquid Assets, 0.15% for "S" shares of Municipal Assets and 0.00% for all other Classes and Funds. However, IMG as Adviser and Administrator to the Company may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Company up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Company.

As required by Rule 12b-1, the Plan was approved by the shareholders of each Class of shares of a Fund and by the Board of Directors, including a majority of the Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may be terminated with respect to a Fund by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding shares of the Fund. The Directors review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Directors including a majority of the Independent Directors, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval. For so long as the Plan is in effect, selection and nomination of the Independent Directors shall be committed to the discretion of such disinterested persons.

All agreements with any person relating to the implementation of the Plan may be terminated, with respect to a Fund, at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Directors, and (ii) by the vote of a majority of the entire Board of Directors cast in person at a meeting called for that purpose. The Board of Directors has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition the Directors in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders.

The Board of Directors of the Company believes that the Plan is in the best interests of each of the Funds to which it applies since it encourages Fund growth. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

For the fiscal year ended March 31, 2000, Government Assets, Limited Term Bond, Income, Municipal Bond, Balanced, Equity and Aggressive Growth Funds paid no distribution fees. For the fiscal year ended March 31, 2000, the Liquid Assets Fund paid distribution fees in the amount of $378,920; and the Municipal Assets Fund paid distribution fees in the amount of $11,164. Distribution fees cover payments made by the Distributor to Participating Organizations.

ADMINISTRATIVE SERVICES PLAN

The Company has adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc., its correspondent and affiliated banks, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services.

The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Participating Organizations receiving such compensation to perform certain ministerial, recordkeeping and/or administrative support services with respect to the beneficial or record owners of shares of the Funds, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the shares of the Fund, providing sub-accounting with respect to shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions.

As authorized by the Services Plan, the Company has entered into Servicing Agreements with Participating Organizations pursuant to which the Participating Organizations has agreed to provide certain administrative support services in connection with shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers, (ii) providing periodic statements to its customers showing their positions in the shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the Adviser; (v) providing sub-accounting with respect to the shares beneficially owned by the Participating Organization's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Company, on behalf of each Fund, has agreed to pay each Participating Organization a monthly fee, computed at an annual rate of 0.25% of the average aggregate net asset value of shares of that Fund held during the period by customers for whom the Participating Organization has provided services under the Servicing Agreement. At present, the Company pays servicing fees on the Classes or Funds as follows: 0.25% annually on the shares of Institutional Reserves, "S" shares of Equity, Government Assets, Liquid Assets and Municipal Assets Funds, and 0.15% each on the "T" shares of the Liquid Assets and Municipal Assets Funds. The Company pays no servicing fees on the other Vintage Funds or Classes offered by a Prospectus, although it may begin to do so at any time without further notice to shareholders. IMG, as Adviser and Administrator, may supplement the Servicing Fees paid by the Company to the Participating Organization up to the maximum fee approved by the Services Plan without further notice to shareholders and at no cost to the Company.

CUSTODIAN

Union Bank and Trust Company serves as custodian for Institutional Reserves and The Bank of New York New York, New York, serves as custodian for the other Funds (together, the "Custodian") pursuant to the Custodian Agreement between the Company and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. In consideration of such services, each of the Funds pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 60 days' advance written notice to the other party. Notwithstanding the foregoing, the Custodian Agreement, with respect to a Fund, must be approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding shares of that Fund, and a majority of the Directors who are not parties to the Custodian Agreement or interested persons (as defined in the 1940 Act) of any party to the Custodian Agreement ("Disinterested Persons") by votes cast in person at a meeting called for such purpose.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

IMG also serves as the Funds' transfer agent (the "Transfer Agent") to "S" shares of the Government Assets Fund, "S", "S2" and "I" shares of the Liquid Assets Fund, "S" and "I" shares of the Municipal Assets Fund, and all shares of the Institutional Reserves Fund pursuant to a Transfer Agency Agreement dated October 30, 1997. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as transfer agent (the "Transfer Agent") for all other Funds pursuant to a Transfer Agency Agreement dated October 30, 1997. Pursuant to such Agreements, the Transfer Agent, among other things, performs the following services in connection with each of the Funds' shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record and out-of-pocket expenses.

In addition, IMG provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated February 13, 1998. IMG receives a fee from each Fund for such services equal to a fee computed daily and paid periodically at an annual rate of 0.03% of that Fund's average daily net assets. Under such Agreement, IMG maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts;
maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

INDEPENDENT AUDITORS
PricewaterhouseCoopers, LLP 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent auditors for the Company for the fiscal year ended March 31, 2001. PricewaterhouseCoopers, LLP will perform an annual audit of the Funds' financial statements and provide other services related to filings with respect to securities regulations. Reports of their activities will be provided to the Company's Board of Directors.

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather, 19th Floor, 233 S. 13th, Lincoln, Nebraska 68508, is counsel to the Company.




                         ADDITIONAL INFORMATION
DESCRIPTION OF SHARES

The Company is a Maryland corporation, organized on November 16, 1994. The Company's Articles of Incorporation are on file with the State Department of Assessments and Taxation of Maryland. The Articles of Incorporation authorize the Board of Directors to issue 100,000,000,000 shares, with a par value of $0.001 per share. The Company consists of several funds organized as separate series of shares. Some series are further divided presently in up to four additional "classes" of shares that bear different class level fees. Additional classes of a series may be authorized in the future. At present, only the Liquid Assets, Municipal Assets, and Vintage Equity Funds are offered with classes. The establishment of classes of shares was approved by the Board of Directors under the provisions of a plan adopted pursuant to Rule 18f-3, which Plan sets forth the basis for allocating certain expenses among the classes of the Company's shares. Under Rule 18f-3 and the plan the Company is permitted to establish separate classes that allow for different arrangement for shareholder services, distribution of shares and other services and to pay different amounts of the expenses.

As used in the Prospectus and in the SAI, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Company not readily identified as belonging to a particular Fund that are allocated to the Fund by the Company's Board of Directors. The Board of Directors may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Directors of the Company as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive. All consideration received by the Funds for shares of one of the Funds and all assets in which such consideration is invested, belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one Fund are treated separately from those of the other Funds.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in this SAI, the shares will be fully paid and nonassessable. In the event of a liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the Transfer Agent.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. Approval of changes to the Rule 12b-1 Plan applicable to a Fund, or to a Class of shares of a Fund would only be effectively acted upon with respect to the Fund or to a Class of shares of a Fund, if approved by a majority of the outstanding shares of such Fund or Class of shares. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Directors may be effectively acted upon by shareholders of the Company voting without regard to series.

SHARE CLASSES:

 SHARE CLASS                          CLASS DESCRIPTION

"S" and "S2"               These shares are  normally  offered  through
                         financial institutions providing automatic "Sweep" investment programs to their customers. These shares bear separate distribution and/or
                         shareholder  servicing  fees.     Participating
                         organizations selling or servicing these shares may receive different compensation with respect to one class over another. The Liquid Assets Fund, Municipal Assets Fund and Government Assets Fund offer Class S shares while only the Liquid Assets Fund offers Class S2 shares.

"S" Shares of the Equity     These shares are offered to all shareholders,
Fund except those who qualify for "T" shares of the Equity Fund.

"T" Shares of the Equity     These shares are offered solely to fiduciary
Fund accounts of AMCORE Investment Group, N.A. over which AMCORE Investment Group, N.A. exercises investment discretion.

"T"                     These shares offer a check writing privilege and
                         are also offered through trust organizations or others providing shareholder services such as establishing and maintaining custodial accounts and records for their customers who invest in "T" shares, assisting customers in processing purchase, exchange and redemption requests and responding to customers' inquiries concerning their investments, though they may also be used in "sweep" programs. These shares bear separate distribution and/or
                         shareholder  servicing  fees.     Participating
                         organizations selling or servicing these shares may receive different compensation with respect to one class over another.

"I" These shares pay no shareholder or servicing fees and so are normally offered directly by the distributor or through trust organizations providing fiduciary account services for an additional fee.

OTHER EQUITY "S" SHARES. Depending upon the terms of the Particular Customer account, a Participating Organization may charge a Customer account fees for services provided in connection with investments in a Fund. Information concerning these services and any charges will be provided by the Participating Organization. This prospectus should be read in conjunction with any such information provided by the Participating Organization.

Shares are normally offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear a pro rata portion of all operating expenses paid by each Fund. Shares of Institutional Reserves are offered only to financial institutions which have a business relationship with Union Bank, and/or its affiliates.

SHAREHOLDER MEETINGS

The Maryland Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate Bylaw provisions and may not hold an annual meeting in any year in which, among other things, the election of Directors is not required to be acted on by shareholders under the 1940 Act.

There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders at which time the Directors then in office will call a shareholders' meeting for the election of Directors. The Maryland law also contains procedures for removal of Directors by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than 25 percent of all the votes entitled to be cast at such meeting, the Secretary of the Funds shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the total outstanding shares, whichever is less, shall apply to the Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders of record; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender or the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series or Class except as otherwise expressly required by law. For example, shareholders of each Fund will vote in the aggregate with other shareholders of the Company with respect to the election of Directors and ratification of the selection of independent auditors. However, shareholders of a particular Fund will vote as a Fund, and not in the aggregate with other shareholders of the Company, for purposes of approval of that Fund's investment advisory agreement, Plan and Services Plan, except that shareholders of the Government Assets, the Liquid Assets, Municipal Assets, and Equity Funds will vote by Class on matters relating to that Fund's Plan and Services Plan.

As used in the Prospectus and the SAI, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of that Fund.

ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, and gains from the sale of securities, invest in securities within certain statutory limits, and distribute at least 90% of its net income each taxable year. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. There are tax uncertainties with respect to whether increasing rate securities will be treated as having an original issue discount. If it is determined that the increasing rate securities have original issue discount, a holder will be required to include as income in each taxable year, in addition to interest paid on the security for that year, an amount equal to the sum of the daily portions of original issue discount for each day during the taxable year that such holder holds the security. There may be tax uncertainties with respect to whether an extension of maturity on an increasing rate note will be treated as a taxable exchange. In the event it is determined that an extension of maturity is a taxable exchange, a holder will recognize a taxable gain or loss, which will be a short-term capital gain or loss if the holder holds the security as a capital asset, to the extent that the value of the security with an extended maturity differs from the adjusted basis of the security deemed exchanged therefor.

FOREIGN TAXES. Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. However, if a Fund invests in the stock of certain foreign corporations that constitute a Passive Foreign Investment Company ("PFIC"), then federal income taxes may be imposed on a Fund upon disposition of PFIC investments.

SHAREHOLDERS' TAX STATUS. Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if those Funds were regular corporations, and to the extent designated by those Funds as so qualifying. These dividends, and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS. Capital gains, when experienced by a Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

BACKUP WITHHOLDING. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all reportable dividends (which does not include exempt-interest dividends) and capital gain distributions (as well as redemptions for all Funds except the Government Assets Fund) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

ADDITIONAL TAX INFORMATION CONCERNING THE MUNICIPAL ASSETS AND MUNICIPAL BOND FUNDS

The Municipal Assets and Municipal Bond Funds each intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. Each Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from the regular federal income tax. To the extent that dividends distributed by each Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for regular federal income tax purposes. Each Fund will inform shareholders annually as to the portion of the distributions from the Fund that constituted "exempt-interest dividends."

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Municipal Assets and Municipal Bond Funds. No attempt is made to present a detailed explanation of the income tax treatment of either Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Municipal Assets and Municipal Bond Funds are urged to consult their tax advisers with specific reference to their own tax situation.

YIELDS AND TOTAL RETURNS OF THE GOVERNMENT ASSETS, LIQUID ASSETS, MUNICIPAL ASSETS, AND INSTITUTIONAL RESERVES FUNDS

The "current yield' of the Government Assets, Liquid Assets, Municipal Assets, and Institutional Reserves Funds for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

The current yield and effective yield of the Funds will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described on the next page.

Current yields and effective yields for the seven-day period ended March 31, 2000 were as follows for the Government Assets Fund:
                     Current                           Seven-day
                      Yield                               Yield
T Shares                5.31%                               5.44%

Current yields and effective yields for the seven-day period ended March 31, 2000 were as follows for the Liquid Assets Fund:

                     Current                           Seven-day
                      Yield                               Yield
S shares                4.76%                               4.86%
S2 shares               5.01%                               5.13%
T shares                5.28%                               5.41%
I shares                5.41%                               5.55%

Current yields and effective yields for the seven-day period ended March 31, 2000 were as follows for the Municipal Assets Fund:

                     Current                           Seven-day
                      Yield                               Yield
S shares                2.79%                               2.82%
T shares                3.02%                               3.06%
I shares                3.19%                               3.23%

The Institutional Reserves Fund has just commenced business and, accordingly, no yield information is available.

Each Fund may wish to publish total return figures in its sales literature and other advertising materials. For a discussion of the manner in which such total return figures are calculated, see "Yields and Total Returns of the Variable NAV Funds--Total Return Calculations" below.

YIELDS AND TOTAL RETURNS OF THE VARIABLE NAV FUNDS

YIELD CALCULATIONS. Yields of each of the Funds except the Government Assets, Liquid Assets and Municipal Assets, and Institutional Reserves Funds will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                a - b
                     Yield = 2 [(-------- + 1)exp(6) - 1]
                                   cd

Where:  a     =     dividends and interest earned during the period.

       b     =     expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d     =     maximum offering price per Share on the last day of the
                    period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income that, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

For the 30-day period ended March 31, 2000, the yields for the Funds were as follows:

Limited Term Bond Fund               6.14%
Bond Fund                         6.14%
Income Fund                      6.55%
Municipal Bond Fund                4.18%
Balanced Fund                     2.13%
Equity Fund                      -0.01%
Aggressive Growth Fund            -0.64%

During any given 30-day period, the Adviser or the Administrator may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

From time to time, the tax equivalent 30-day yield of the Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

           Average Annual            ERV
            Total Return  =      [(------)exp (1/n) - 1]
                                    P

Where:               ERV  =      ending redeemable value at the end of
                the period covered by the computation of
                                a hypothetical $1,000 payment made at
                                the beginning of the period.

                     P = hypothetical initial payment of $1,000.

                     N = period covered by the computation, expressed in terms of years.

The Funds compute their aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

          Aggregate Total            ERV
                 Return  =      [(------] - 1]
                                    P

Where:               ERV  =      ending redeemable value at the end of
                the period covered by the computation of
                                a hypothetical $1,000 payment made at
                                the beginning of the period.

                     P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Cumulative total return for the Funds as of March 31, 2000 has been:

      FUND NAME                 AVERAGE ANNUAL TOTAL  CUMULATIVE LIFE
                                RETURN 1 YEAR          OF FUND
Limited Term Bond Fund 1                1.38%            23.17%
Bond Fund 2                          2.41%            30.72%
Income Fund 3                         2.13%            45.81%
Municipal Bond Fund 4                 0.10%            36.83%
Balanced Fund 5                      15.56%            118.58%
Equity Fund - T shares 3               18.83%            267.33%
Equity Fund - S shares 3               18.59%            265.90%
Aggressive Growth Fund 6               33.51%           157.02%

1 From commencement of operations on June 15, 1995 2 From commencement of operations on July 7, 1995 3 From commencement of operations on December 15, 1992 4 From commencement of operations on February 16, 1993 5 From commencement of operations on June 1, 1995 6 From commencement of operations on September 29, 1995

PERFORMANCE COMPARISONS

Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in IBC's MONEY FUND REPORT, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders. The Funds may also include in advertisements and reports to shareholders information comparing the performance of IMG or its predecessors to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database or CDA/Cadence.

Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

                         PRINCIPAL SHAREHOLDERS

As of March 31, 2000, the following persons owned 5 percent or more of the outstanding shares of the Funds indicated:

Government Assets Fund

               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                           119,116,947.06               69.7%

Liquid Assets Fund - S Shares
               Name                                                       Amount            % Ownership
Peninsula Bank of San Diego, San Diego, CA                                23,478,615.05               25.6%
Emprise Financial Corp., Wichita, KS                                      22,452,475.40               24.5%
Coast Commercial Bank, Santa Cruz, CA                                     19,063,485.20               20.8%
Commercial Federal Bank, FSB, Omaha, NE                                    5,149,994.61                5.6%

Liquid Assets Fund - S2 Shares
               Name                                                       Amount            % Ownership
First Business Bank of Kansas City, NA, Kansas City, MO                    3,370,590.25               39.0%
Grundy National Bank, Grundy Center, IA                                    1,311,025.34               15.2%
Clackamas County Bank, Sandy, OR                                           1,000,000.00               11.6%
Community First National Bank, Caledonia, MN                                 960,000.00               11.1%
First Bankers Trust Company, Quincy, IL                                      948,712.52               11.0%
Bankers Trust Company, Des Moines, IA                                        665,124.18                7.7%

Liquid Assets Fund - T Shares
               Name                                                       Amount            % Ownership
AMCORE Bank, Rockford IL                                                  16,876,574.65               53.4%
Swebak & Company, Rockford, IL                                             7,236,375.95               22.9%

Liquid Assets Fund - I Shares
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                            24,628,856.10               64.1%
Iowa Schools Employee Benefits Assoc., Des Moines, IA                     10,262,811.67               26.7%

Municipal Assets Fund - S Shares
               Name                                                       Amount            % Ownership
Peninsula Bank of San Diego, San Diego, CA                                 4,890,861.16               66.4%
Coast Commercial Bank, Santa Cruz, CA                                        939,158.14               12.7%
Emprise Bank, Iola, KS                                                       842,334.39               11.4%
Bankers Trust, Des Moines, IA                                                431,313.03                5.9%

Municipal Assets Fund - T Shares
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                             5,120,885.98               45.2%
AMCORE Bank, Rockford, IL                                                  4,935,439.54               43.6%

Municipal Assets Fund - I Shares
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                            26,024,396.36               99.6%

Limited Term Bond Fund
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                             2,449,791.69               44.8%
Firwood, Rockford, IL                                                      1,638,921.69               30.0%
Bisys Brokerage Services, Columbus, OH                                     1,059,173.24               19.4%

Bond Fund
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                             1,446,142.97               50.4%
Firwood, Rockford, IL                                                        660,290.99               23.0%
Barb & Co., Des Moines, IA                                                   293,447.03               10.2%

Income Fund
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                            10,033,665.07               88.1%
Firwood, Rockford, IL                                                        916,253.00                8.0%

Municipal Bond Fund
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                             4,131,264.53               87.0%

Balanced Fund
               Name                                                       Amount            % Ownership
Barb & Co., Des Moines, IA                                                 1,628,562.87               27.9%
Firwood, Rockford, IL                                                      1,324,396.71               22.7%
Bisys Brokerage Services, Columbus, OH                                     1,271,303.44               21.8%

Equity Fund - S Shares
               Name                                                       Amount            % Ownership
Bisys Brokerage Services, Columbus, OH                                     3,912,050.71               28.0%
Firwood, Rockford, IL                                                      2,252,506.27               16.1%
Barb & Co., Des Moines, IA                                                 2,176,257.20               15.6%

Equity Fund - T Shares
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                             7,996,216.68               72.0%
Firwood, Rockford, IL                                                      2,851,363.85               25.7%

Aggressive Growth Fund
               Name                                                       Amount            % Ownership
Swebak & Company, Rockford, IL                                             3,848,648.76               49.6%
Firwood, Rockford, IL                                                      1,426,267.26               18.4%
Bisys Brokerage Services, Columbus, OH                                       947,526.05               12.2%

MISCELLANEOUS

The Funds may include information in their Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a fund within the Company or (4) describes investment management strategies for such funds. Such information is provided to inform shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of IMG and/or Company officers regarding expected trends and strategies.

Individual Directors are elected by the shareholders and serve for a term lasting until the next meeting of shareholders at which Directors are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 25% of the outstanding shares of the Company entitled to vote may cause the Directors to call a special meeting, including for the purpose of considering the removal of one or more Directors. Any Director may be removed at any meeting of shareholders by vote a majority of the Company's outstanding shares. The Company will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a shareholder request to hold a special meeting is made.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                         FINANCIAL STATEMENTS

The financial statements of the Funds for the period ended March 31, 2000, have been audited by PricewaterhouseCoopers, LLP, independent auditors, as set forth in their report thereon, which is included in the Annual Report which is incorporated by reference herein in reliance upon such report given by the authority of such firm as experts in accounting and auditing.

Incorporated by reference from the Funds' Annual Report of March 31, 2000:

1. Schedules of Portfolio Investments, March 31, 2000;
2. Statements of Assets and Liabilities, March 31, 2000;
3. Statements of Operations for Year Ended March 31, 2000;
4. Statements of Changes in Net Assets for the Years Ended March 31, 2000 and March 31, 1999;
5. Notes to Financial Statements; and
6. Report of Independent Accountants dated April 28, 2000.






APPENDIX A

                           BOND RATINGS

                     STANDARD & POOR'S BOND RATINGS

A Standard & Poor's corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2. Nature of and provisions of the obligation.

     3.Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

"AAA" Bonds have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA" Bonds have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

"A" Bonds have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" Bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

"BB", "B", "CCC", "CC" and "C" Bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these. A "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. It may also be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         MOODY'S BOND RATINGS

"Aaa" Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what is generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protection elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa" Bonds are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

"B" Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                FITCH INVESTORS SERVICES, INC. BOND RATINGS

The Fitch Bond Rating provides a guide to investors in determining the investment risk associated with a particular security. The rating represents its assessment of the issuer's ability to meet the obligations of a specific debt issue. Fitch bond ratings are not recommendations to buy, sell or hold securities since they incorporate no information on market price or yield relative to other debt instruments.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the record of the issuer and of any guarantor, as well as the political and economic environment that might affect the future financial strength and credit quality of the issuer.

Bonds, which have the same rating, are of similar but not necessarily identical investment quality since the limited number of rating categories cannot fully reflect small differences in the degree of risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

In assessing credit risk, Fitch Investors Services relies on current information furnished by the issuer and/or guarantor and other sources which it considers reliable. Fitch does not perform an audit of the financial statements used in assigning a rating.

Ratings may be changed, withdrawn or suspended at any time to reflect changes in the financial condition of the issuer, the status of the issue relative to other debt of the issuer, or any other circumstances that Fitch considers to have a material effect on the credit of the obligor.

"AAA" rated Bonds are considered to be investment grade and of the highest credit quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" rated Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for "AAA" rated securities or more subject to possible change over the term of the issue.

"A" rated Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" rated Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

"BB" rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

"B" rated Bonds are considered highly speculative. Bonds in this class are highly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

"CCC" rated Bonds may have certain identifiable characteristics which, if not remedied, could lead to the possibility of default in either principal or interest payments.

"CC" rated Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

"C" rated Bonds are in actual or imminent default in payment of interest or principal.

                 DUFF & PHELPS, INC. LONG-TERM RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination. Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors, including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints. The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scale  Definition

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
--------------------------------------------------------------------------------
AA+ High credit quality. Protection factors are strong. Risk is modest, but may vary slightly
AA from time to time because of economic conditions.
AA-
--------------------------------------------------------------------------------
A+  Protection factors are average but adequate. However, risk factors are more variable and
A greater in periods of economic stress.
A-
--------------------------------------------------------------------------------
BBB+ Below  average  protection  factors  but still  considered  sufficient  for prudent investment.
BBB Considerable variability in risk during economic cycles.
BBB-
--------------------------------------------------------------------------------
BB+ Below investment grade but deemed likely to meet obligations when due.
     Present or
BB  prospective financial protection factors fluctuate according to industry conditions or company
BB-  fortunes.  Overall  quality  may  move up or down  frequently  within  this category.
--------------------------------------------------------------------------------
B+ Below investment grade and possessing risk that obligations will not be met when due.
B  Financial protection factors will fluctuate widely according to economic cycles, industry
B- conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
--------------------------------------------------------------------------------
CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
--------------------------------------------------------------------------------
DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
--------------------------------------------------------------------------------
DP Preferred stock with dividend averages.
--------------------------------------------------------------------------------

                          SHORT-TERM RATINGS

                STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The categories are as follows:

"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues within this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

"A-1" Designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated "A-1+".

"A-2" Designation indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

"A-3" Designation indicates a satisfactory capacity for timely payment. Issues with this designation, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues are regarded as having only an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"C" Issues have a doubtful capacity for payment.

"D" Issues are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

MOODY'S COMMERCIAL PAPER RATINGS

Moody's rates commercial paper as either Prime, which contains three categories, or Not Prime. The commercial paper ratings are as follows:

"P-1" Issuers (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations, normally evidenced by the following characteristics: (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

"P-2" Issuers (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations, normally evidenced by many of the characteristics of a "P-1" rating, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"P-3" Issuers (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. "Not Prime" Issuers (or related supporting institutions) do not fall within any of the Prime rating categories.

            FITCH INVESTORS SERVICES, INC. SHORT-TERM RATINGS

Fitch-1+ (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

Fitch-1(Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated Fitch-1+.

Fitch-2(Good Credit Quality) Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-3(Fair Credit Quality) Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse change is likely to cause these securities to be rated below investment grade.

Fitch-S(Weak Credit Quality) Issues carrying this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near term adverse changes in financial and economic conditions.

D (Default) Issues carrying this rating are in actual or imminent payment default.

                 DUFF & PHELPS, INC. SHORT-TERM RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds, including trade credit, bank lines and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


A. Category 1: High Grade

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
       Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


B. Category 2: Good Grade

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

C. Category 3: Satisfactory Grade

Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D. Category 4: Non-investment Grade

Duff 4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

E. Category 5: Default

Duff 5 Issuer failed to meet scheduled principal and/or interest payments.

                THOMAS BANKWATCH (TBW) SHORT-TERM RATINGS

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less. The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

               MIG-1/VMIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

               S&P's description of its two highest municipal note ratings:

               SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

               SP-2     Satisfactory capacity to pay principal and interest.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS

COMMERCIAL PAPER

Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

CERTIFICATES OF DEPOSIT

Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCES

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity,

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS

Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it were not obligated to do so by law.




                              APPENDIX B

TAX-EXEMPT VS. TAXABLE YIELDS. Set forth below is a table that may be used to compare equivalent taxable yields to tax-exempt rates of return based upon the investor's level of taxable income. The rates shown are those in effect under the Internal Revenue Code as of January 1, 1999 through December 31, 1999.

                                         Marginal      The following TAX-EXEMPT INTEREST
TAXABLE INCOME*            Single           Income        3.5%      4.0%      4.5%  5.0%  5.5%  6.0%   6.5%
Joint Return               Return           Tax
                                         Bracket      Equal the TAXABLE INTEREST RATES shown below:

$6,450-$46,750           $2,650-$26,900       15.0%       4.12%     4.71%     5.29% 5.88% 6.47% 7.06%  7.65%
$46,750-$96,450          $26,900-$57,450      28.0%       4.86%     5.56%     6.25% 6.94% 7.64% 8.33%  9.03%
$96,450- $160,350       $57,450- 129,650      31.0%       5.07%     5.80%     6.52% 7.25% 7.97% 8.70%  9.42%
$160,350-$282,850       $129,650-$280,000      6.0%       5.47%     6.25%     7.03% 7.81% 8.59% 9.38% 10.16%
Over $282,850           Over $280,000         39.6%       5.79%     6.62%     7.45% 8.28% 9.11% 9.93% 10.76%
Maximum Corporate Rate                        34.0%       5.30%     6.06%     6.82% 7.58% 8.33% 9.09%  9.85%


* Net amount subject to Federal income tax after deductions and exemptions.
Assumes alternative minimum tax is not applicable and receipt of tax-exempt interest does not cause any portion of social security benefits received to become taxable to the taxpayer. State tax considerations are excluded.

                           APPENDIX C

          DESCRIPTION OF THE FEDERAL FAMILY EDUCATION LOAN PROGRAM

THE FEDERAL FAMILY EDUCATION LOAN PROGRAM

       The Higher Education Act provides for a program of (a) direct federal insurance of student loans ("FISLP") and (b) reinsurance of student loans guaranteed or insured by a state agency or private non-profit corporation (collectively, "Federal Family Education Loans" and the "Federal Family Education Loan Program"). Several types of loans are currently authorized as Federal Family Education Loans pursuant to the Federal Family Education Loan Program. These include:(a) loans to students with respect to which the federal government makes interest payments available to reduce student interest cost during periods of enrollment ("Subsidized Federal Stafford Loans"); (b) loans to students with respect to which the federal government does not make such interest payments ("Unsubsidized Federal Stafford Loans" and, collectively with Subsidized Federal Stafford Loans, "Federal Stafford Loans"); (c) supplemental loans to parents of dependent students ("Federal PLUS Loans"); and (d) loans to fund payment and consolidation of certain of the borrower's obligations ("Federal Consolidation Loans"). Prior to July 1, 1994, the Federal Family Education Loan Program also included a separate type of loan to graduate and professional students and independent undergraduate students and, under certain circumstances, dependent undergraduate students, to supplement their Stafford Loans ("Federal Supplemental Loans for Students" or "Federal SLS Loans").

       This summary of the Federal Family Education Loan Program as established by the Higher Education Act does not purport to be comprehensive or definitive and is qualified in its entirety by reference to the text of the Higher Education Act and the regulations thereunder. Certain of the provisions of the Federal Family Education Loan Program described below have been subsequently modified by legislation signed by President Clinton on August 10, 1993 and December 20, 1993. See "--1993 Amendments to the Federal Family Education Loan Program" and "-Subsidized Federal Stafford Loans--Principal and Interest" below.

SUBSIDIZED FEDERAL STAFFORD LOANS

       The Higher Education Act provides for federal (a) insurance or reinsurance of eligible Subsidized Federal Stafford Loans, (b) interest subsidy payments to eligible lenders with respect to certain eligible Subsidized Federal Stafford Loans, and (c) special allowance payments representing an additional subsidy paid by the Secretary of Education to such holders of eligible Subsidized Federal Stafford Loans.

       Subsidized Federal Stafford Loans are eligible for reinsurance under the Higher Education Act if the eligible student to whom the loan is made has been accepted or is enrolled in good standing at an eligible institution of higher education or vocational school and is carrying at least one-half the normal full-time workload at that institution. In connection with eligible Subsidized Federa1 Stafford Loans there are limits as to the maximum amount which may be borrowed for in academic year and in the aggregate for both undergraduate and graduate/professional study. Both aggregate limitations exclude loans made under the Federal SLS and Federal PLUS Programs. The Secretary of Education has discretion to raise these limits to accommodate students undertaking specialized training requiring exceptionally high costs of education.

       Subject to these limits, Subsidized Federal Stafford Loans are available to borrowers in amounts not exceeding their unmet need for financing as provided in the higher Education Act. Provisions addressing the implementation of needs analysis and the relationship between unmet need for financing and the availability of Subsidized Federal Stafford Loan Program funding have been the subject of frequent and extensive amendment in recent years. There can be no assurance that further amendment to such provisions will not materially affect the availability of Subsidized Federal Stafford Loan funding to borrowers or the availability of Subsidized Federal Stafford Loans for secondary market acquisition.

       QUALIFIED STUDENT. Generally, a loan may be made only to a United States citizen or national or otherwise eligible individual under federal regulations who (a) has been accepted for enrollment or is enrolled and is maintaining satisfactory progress at an eligible institution, (b) is carrying at least one-half of the normal full-time academic workload for the course of study the student is pursuing, as determined by such institution, (c) has agreed to notify promptly the holder of the loan of any address change, and (d) meets the applicable "needs" requirements. Eligible institutions include higher educational institutions and vocational schools that comply with certain federal regulations. Each loan is to be evidenced by an unsecured note.

       PRINCIPAL AND INTEREST. Subsidized Federal Stafford Loans may bear interest at a rate not in excess of 7% per annum if made to a borrower to cover costs of instruction for any period beginning prior to January 1, 1981 or, subsequent to such date, if made to a borrower who, upon entering into a note for a loan, has outstanding student loans under the Federal Family Education Loan Program for which the interest rates do not exceed 7%. Subsidized Federal Stafford Loans made to new borrowers for periods of instruction between January 1, 1981 and July 13, 1983 bear interest at a rate of 9% per annum and for periods of instruction beginning on or after July 13, 1983 the rate for new borrowers is 8% per annum. Further, loans to first-time borrowers for periods of enrollment beginning on or after July 1, 1988, made pursuant to Section 427A of the Higher Education Act ("427A Loans"), bear interest at rates of 8% per annum from disbursement through four years after repayment commences and 10% per annum thereafter, subject to a provision (the so-called "rebate") requiring annual discharge of principal to the extent, in excess of $50, that the sum of quarterly calculations of the amount by which interest calculated at the rate of 10% per annum exceeds the amount which would result from application of a rate equivalent to the annual average T-bill rate plus 3.25%. For new loans made to all existing borrowers after July 23, 1992 and for loans made to all new borrowers after July 23, 1992 but prior to October 1, 1992, the provision that requires annual rebate is effective immediately, the rate with which the quarterly calculation of interest is compared is equivalent to the annual average 91-day Treasury bill bond equivalent rate plus 3.10%, and any rebate with respect to a loan for a period during which the Secretary of Education is making interest subsidy payments must be credited to the Secretary of Education.

       The Higher Education Technical Amendments of 1993, enacted December 20, 1993 (P.L. 103-208) (the "1993 Technical Amendments") changed the excess interest rebate provisions of the Higher Education Act applicable to the Federal Stafford Loans described in the preceding paragraph which were previously subject to such rebate requirements. Holders of all such loans previously subject to rebates were required to convert the fixed rates on such loans to annual variable rates by January 1, 1995 in most cases (loans with an initial rate of 8% which increase to 10% after four years of repayment ("8/10% loans") must convert by January 1, 1995 or the date of increase to 10%, whichever is later). The converted loans will not thereafter be subject to the rebate requirements. At the time of conversion the holder of the loan also must retroactively convert the fixed interest rate for periods prior to the conversion to a quarterly variable rate. In all cases the new variable rate cannot exceed the originally stated fixed rate. The new annual variable rate for 8/10% loans made prior to July 23, 1992 and to new borrowers between July23, 1992 and October 1, 1992 are the bond equivalent rate of the 91-day Treasury bills auctioned at the final auction prior to each June 1, plus 3.25%. The annual variable rate for 8/10% loans and other fixed rate loans made to existing borrowers between July 23, 1992 and October 1, 1992 are the bond equivalent rate of the 91-day Treasury bills auctioned at the final auction prior to each June 1, plus 3.10%. The retroactive quarterly variable rates for periods prior to conversion is the average of the bond equivalent rates of the 91-day Treasury bills auctioned for the preceding three months plus 3.25% (in the case of 8/10% loans described in the second preceding sentence) or 3.10% (in the case of loans described in the preceding sentence).

       Subsidized Federal Stafford Loans initially disbursed on or after October 1, 1992 to new borrowers as of that date, and subsequent loans to such borrowers, bear a variable rate of interest, subject to annual reset. The effective interest rate thereon would equal 3.10% over the average of the bond equivalent rate of 91-day Treasury bills auctioned during a particular fiscal year not to exceed 9%. The 1993 Amendments (as described below) made certain changes to the interest rates on student loans to be originated in the future. The interest rates on Subsidized Federal Stafford Loans made to new borrowers as of July 1, 1994 will be the 91-day T-bill rate plus 3.1%, not to exceed 8.25%. The interest rates on these programs for loans made on or after July 1, 1995 prior to repayment and during any grace period will be the 91-day T-bill plus 2.5%, not to exceed 8.25%. The interest rate on Subsidized Federal Stafford Loans and Unsubsidized Federal Stafford Loans made to new borrowers on or after July 1, 1998, will be the bond equivalent rate of the U.S. Treasury security with a comparable maturity as established by the Secretary of Education plus 1%, not to exceed 8.25%.

       The Higher Education Act requires that loans in excess of$1, 000 made to cover enrollment periods longer than six months be disbursed by eligible lenders in at least two separate disbursements. Prior to January 1, 1987, the maximum amount of the loan for an academic year could not exceed $2,500 for undergraduate study and $5,000 for graduate or professional study, subject to an aggregate limit of $12,500 for undergraduate study and up to $25,000 for graduate and professional study, inclusive of loans for undergraduate study. Since January 1, 1987, Undergraduates have been able to borrow up to $2,625 annually through the completion of the second year of instruction and $4,000 annually through the remainder of undergraduate study. Subsidized Federal Stafford Loans are subject to an aggregate limit of $17,250 for undergraduate Study, while graduate or professional students, who may borrow up to $7,500 annually, are subject to an aggregate limit of $54,750, inclusive of loans for undergraduate study. After July 1, 1993, the maximum amount of a Subsidized Federal Stafford Loan for an academic year cannot exceed $2,625 for the first year of undergraduate study, $3,500 for the second year of undergraduate study and $5,500 for the remainder of undergraduate study. The aggregate limit for undergraduate study is $23,000. The maximum amount of the loans for an academic year for graduate students is $8,500. In either case, the Secretary of Education has discretion to raise these limits by regulation to accommodate highly specialized or exceptionally expensive courses of study.

       Repayment. Repayment of principal on a Subsidized Federal Stafford Loan does not commence while a student remains a qualified student, but generally begins upon expiration of the applicable Grace Period, as described below. Such Grace Periods may be waived by borrowers. In general, each loan must be scheduled for repayment over a period of not more than ten years after the commencement of repayment. The Higher Education Act currently requires minimum annual payments of $600, including principal and interest, unless the borrower and the lender agree to lesser payments; in instances in which a borrower and spouse both have such loans outstanding, the total combined payments for such a couple may not be less than $600 per year.

       GRACE PERIOD, DEFERMENT PERIODS, FORBEARANCE. Repayment of principal of a Subsidized Federal Stafford Loan must generally commence following a period of
(a) not less than 9 months or more than 12 months (with respect to loans for which the applicable interest rate is 7% per annum) and (b) not more than 6 months (with respect to loans for which the applicable interest rate is 9% per annum or 8% per annum and for loans to first time borrowers on or after July 1,
1988) after the student borrower ceases to pursue at least a half-time course of study (a "Grace Period"). However, during certain other periods and subject to certain conditions, no principal repayments need be made, including periods when the borrower has returned to an eligible educational institution on a half-time basis or is pursuing studies pursuant to an approved graduate fellowship program, is a member of the Armed Forces or a volunteer under the Peace Corps Act or the Domestic Volunteer Service Act of 1973, or is temporarily totally disabled or is unable to secure employment by reason of the care required by a dependent who is so disabled ("Deferment Periods"). Other Deferment Periods include periods of unemployment and qualified internships. The lender may also allow periods of forbearance during which the borrower may defer principal payments because of temporary financial hardship.

       INTEREST SUBSIDY PAYMENTS. The Secretary of Education pays interest on Subsidized Federal Stafford Loans while the student is a qualified student, during a Grace Period or during certain Deferment Periods. The Secretary of Education makes interest subsidy payments to the owner of Subsidized Federal Stafford Loans in the amount of interest accruing on the unpaid balance thereof prior to the commencement of repayment or during any Deferment Period. The Higher Education Act provides that the owner of an eligible Subsidized Federal Stafford Loan shall be deemed to have a contractual right against the United States to receive interest subsidy payments in accordance with its provisions.

UNSUBSIDIZED FEDERAL STAFFORD LOANS

       The 1992 Amendments (defined below) created the Unsubsidized Federal Stafford Loan Program designed for students who do not qualify for Subsidized Federal Stafford Loans due to parental and/or student income and assets in excess of permitted amounts. In other respects, the general requirements for Unsubsidized Federal Stafford Loans are essentially the same as those for Subsidized Federal Stafford Loans. The interest rate, the annual loan limits and the special allowance payment provisions of the Unsubsidized Federal Stafford Loans are the same as the Subsidized Federal Stafford Loans. However, the terms of the Unsubsidized Federal Stafford Loans differ materially from Subsidized Federal Stafford Loans in that the federal government will not make interest subsidy payments and the loan limitations are determined without respect to the expected family contribution. The borrower will be required to pay interest from the time such loan is disbursed or capitalize the interest until repayment begins. The authority for offering Unsubsidized Federal Stafford Loans became effective for periods of enrollment beginning on or after October 1, 1992.

       The 1993 Amendments made certain changes to the interest rates on student loans to be originated in the future. The interest rates on Unsubsidized Federal Stafford Loans made to new borrowers as of July 1, 1994 are the 91-day T-bill rate plus 3.10%, not to exceed 8.25%. The interest rates on these programs for loans made on or after July 1, 1995 prior to repayment and during any grace period are the 91-day T-bill rate plus 2.50%, not to exceed 8.25%. The interest rate on Unsubsidized Federal Stafford Loans made on or after July 1, 1998 will be the bond equivalent rate of the security with a comparable maturity as established by the Secretary of Education plus 1.0%, not to exceed 8.25%.

SPECIAL ALLOWANCE PAYMENTS

       The Higher Education Act provides for special allowance payments to be made by the Secretary of Education to eligible lenders. The rates for special allowance payments are based on formulas that differ according to the type of loan (Federal Stafford or Federal PLUS and Federal SLS), the date the loan was originally made or insured and the type of funds used to finance such loan (tax-exempt or taxable). The effective formulas for special allowance payment rates for Subsidized Federal Stafford Loans to borrowers whose first loans were disbursed prior to July 23, 1992 and were acquired or originated with the proceeds of tax-exempt obligations are set forth in the following table. This formula has been changed by the 1993 Amendments, as hereinafter described, for loans acquired or funded with proceeds of tax-exempt obligations originally issued after September 30, 1993.

               Annualized SAP Rate/     Annualized SAP Rate/
Interest       Pre-October            1980 Post-October 1980
Rate on Loan     Loans(1)               Tax-Exempt Loans(1)

       7%     T-Bill - 3.5%           (T-Bill-3.5%)/2: minimum 2.5%
       8%     T-Bill - 4.5%           (T-Bill-4.5%)/2: minimum 1.5%
       9%     T-Bill-5.5%            (T-Bill-5.50%)/2:minimum 0.5%


       As noted in the foregoing table, there are minimum special allowance payment rates for Subsidized Federal Stafford Loans acquired with proceeds of tax-exempt obligations made on and after October 1, 1980, except for 427A Loans (while bearing interest at 10%), which rates effectively ensure an overall minimum return of 9.5% on such Subsidized Federal Stafford Loans. However, loans acquired with the proceeds of tax-exempt obligations originally issued after September 30, 1993 will no longer be assured of a minimum special allowance payment. In addition, the formula will be the same as for loans acquired with taxable proceeds (i.e., the full rather than half, special allowance payment rate). The formula for special allowance payment rates for Federal PLUS and Federal SLS Loans is similar to that for the Subsidized Federal Stafford Loans except that no such payments are made until the rate on the Federal PLUS or Federal SLS Loan exceeds a certain rate per annum according to the type of loan and based on when the loan was first disbursed. In order to be eligible for special allowance payments, the rate on PLUS Loans first disbursed on or after October 1, 1992 must exceed 10% and for SLS Loans first disbursed on or after October 1, 1992 the rate must exceed 11%. The rate of special allowance payments for Subsidized Federal Stafford Loans first disbursed on or after October 1, 1992 is based on the bond equivalent 91-day Treasury bill rate plus 3.1%. The special allowance payment rates applicable to Federal Consolidation Loans are determined in the same manner as Subsidized Federal Stafford Loans made on or after October 1, 1980.

FEDERAL PLUS AND FEDERAL SLS LOAN PROGRAMS

       The Higher Education Act authorizes Federal PLUS Loans to be made to parents of eligible dependent students and Federal SLS Loans to be made to certain categories of students. Only parents who do not have an adverse credit history are eligible for Federal PLUS Loans that have a first disbursement date on or after July 1, 1993. The basic provisions applicable to Federal PLUS and Federal SLS Loans are similar to those of Subsidized Federal Stafford Loans with respect to the involvement of guarantee agencies and the Secretary of Education in providing federal reinsurance on the loans. However, Federal PLUS and Federal SLS Loans differ significantly from Subsidized Federal Stafford Loans, particularly because federal interest subsidy payments are not available under the Federal PLUS and Federal SLS Programs and special allowance payments are more restricted.

       Federal SLS Loan limits for loans disbursed on or after July 1, 1993 are dependent on the class year of the student and the length of the academic year. The annual loan limit for Federal SLS Loans first disbursed on or after July 1, 1993 ranges from $4,000 for first and second year undergraduate borrowers to $10,000 for graduate borrowers, with a maximum aggregate amount of $23,000 for undergraduate borrowers and $73,000 for graduate and professional borrowers. The only limit on the annual and aggregate amounts of Federal PLUS Loans first disbursed on or after July 1, 1993 is the student's unmet financial need. Federal PLUS and Federal SLS Loans disbursed prior to July 1, 1993 are limited to $4,000 per academic year with a maximum aggregate amount of $20,000. Prior to October 17, 1986, the applicable loan limits were $3,000 per academic year with a maximum aggregate amount of $15,000. Federal PLUS and Federal SLS Loans are also limited, generally, to the cost of attendance minus other financial aid for which the student is eligible.

       The applicable interest rate depends upon the date of issuance of the loan and the period of enrollment for which the loan is to apply. For Federal PLUS Loans issued on or after October 1, 1981, but for periods of educational enrollment beginning prior to July 1, 1987, the applicable rate of interest is either 12% or 14% per annum. A variable interest rate applies to Federal PLUS and Federal SLS Loans made and disbursed on or after July 1, 1987 but prior to October 1, 1992. The rate is determined on the basis of any 12-month period beginning on July 1 and ending on the following June 30, such that the rate shall be the bond equivalent rate of 52-week Treasury bills auctioned at the final auction held prior to the June 1 preceding the applicable 12-month period, plus 3.25%, with a maximum rate of 12% per annum. Special allowance payments are available on variable rate Federal PLUS and Federal SLS Loans disbursed on or after July 1, 1987 but prior to October 1, 1992 only if the rate determined by the formula above would exceed 12%. The variable interest rate for Federal PLUS and Federal SLS Loans first disbursed on or after October 1, 1992 is based on the same 12-month period as Federal PLUS and Federal SLS Loans disbursed prior to October 1, 1992, except that 3.10% shall be added to the bond equivalent rate of 52-week Treasury bills auctioned prior to the applicable period, with a maximum rate of 11% per annum for Federal SLS Loans, and a maximum rate of 10% per annum for Federal PLUS Loans. Special allowance payments are available on variable rate Federal SLS and Federal PLUS Loans disbursed on or after October 1, 1992 only if the rate determined by the formula in the preceding sentence exceeds 11% per annum for Federal SLS Loans and 10% for Federal PLUS Loans.

       The 1993 Amendments made certain changes to the interest rates on student loans to be originated in the future. The interest rate on the Federal PLUS Loans made on or after July 1, 1994 shall be the 52-week T-bill rate plus 3.10%, not to exceed 9%. Federal PLUS Loans made on or after July 1, 1998 shall have an interest rate of the bond equivalent rate of the security with a comparable maturity as established by the Secretary of Education, plus 2.10%, not to exceed 9%.

       The 1992 Amendments provide Federal SLS Loan borrowers the option to defer commencement of repayment of principal until the commencement of repayment of Federal Stafford Loans. Otherwise, repayment of principal of Federal PLUS and Federal SLS Loans is required to commence no later than 60 days after the date of disbursement of such loan, subject to certain deferral provisions. The deferral provisions which apply are more limited than those which apply to Stafford Loans. In addition, a parent borrower may defer principal payments for periods during which the borrower has a dependent student for whom the parent borrowed a Federal PLUS Loan, if such student is engaged in a qualifying educational program, graduate fellowship program or rehabilitation training program.

       Repayment of interest, however, may be deferred only during certain periods of educational enrollments specified under the Higher Education Act. Further, whereas federal interest subsidy payments are not available for such deferments, the Higher Education Act Provides an opportunity for the capitalization of interest during such periods upon agreement of the lender and borrower. Amounts borrowed to capitalize interest do not count against the $4,000 annual loan limit.

       A borrower may refinance all outstanding Federal PLUS Loans under a single repayment schedule for principal and interest. The interest rate of such refinanced loan shall be the weight average of the rates of all loans being refinanced. A second type of refinancing enables an eligible lender to reissue a Federal PLUS Loan which was initially originated at a fixed rate prior to July 1, 1987 in order to permit the borrower to obtain the variable interest rate available on Federal PLUS Loans on and after July 1, 1987. If a lender is unwilling to refinance the original Federal PLUS Loan, the borrower may obtain a loan from another lender for the purpose of discharging the loan and obtaining a variable interest rate.

       Commencing July 1, 1994, the Federal SLS Loan Program has been replaced by the Unsubsidized Stafford Loan Program with annual loan limits in the merged program equal to the combined limits of the two programs prior to the merger.

THE FEDERAL CONSOLIDATION LOAN PROGRAM

       The Higher Education Act authorizes a program under which certain borrowers may consolidate their various student loans into a single loan insured and reinsured on a basis similar to Subsidized Federal Stafford Loans. Federal Consolidation Loans may be made in an amount sufficient to pay outstanding principal, unpaid interest and late charges on certain federally insured or reinsured student loans incurred under and pursuant to the Federal Family Education Loan Program (other than Federal PLUS Loans made to "parent borrowers") selected by the borrower, as well as loans made pursuant to the Perkins (formally "National Direct Student Loan") and Health Professional
Student Loan Programs. These loans, for applications received on or after January 1, 1993, are available only to borrowers who have aggregate outstanding student loan balances of at least $7,500, and for applications received before January 1, 1993, are available only to borrowers who have aggregate outstanding student loan balances of at least $5,000. The borrowers may be either in repayment status or in a grace period preceding repayment and, for applications received prior to January 1, 1993, the borrower must not be delinquent by more than 90 days on any loan payment; for applications received on or after January 1, 1993 delinquent or defaulted borrowers are eligible to obtain Federal Consolidation Loans if they agree to re-enter repayment through loan consolidation. For applications received on or after January 1, 1993, borrowers may add additional loans to a Federal Consolidation Loan during the 180-day period following origination of the Federal Consolidation Loan. Further, a married couple whose application is received on or after January 1, 1993 and who agree to be jointly and severally liable will be treated as one borrower for purposes of loan consolidation eligibility. A Federal Consolidation Loan will be federally insured or reinsured only if such loan is made in compliance with requirements of the Higher Education Act.

       Federal Consolidation Loans made prior to July 1, 1994 bear interest at a rate which equals the weighted average of interest rates on the unpaid principal balance of outstanding loan rounded to the nearest whole percent, with a minimum rate of 9%. Interest on Federal Consolidation Loans accrues and, for applications received prior to January 1, 1993, is to be paid without deferral. Borrowers may defer periodic payments of principal under certain circumstances that are more limited than those applicable to the loans being refinanced. Deferral of principal repayments is authorized for periods similar to those for Subsidized Federal Stafford Loans. Borrowers may elect to accelerate principal payments without penalty. The rate for special allowance payments for Federal Consolidation Loans financed with tax-exempt funds is determined in the same manner as for Subsidized Federal Stafford Loans made on or after October 1, 1980. See "--Special Allowance Payments" above. Further, no insurance premium may be charged to a borrower and no insurance premium may be charged by a lender in connection with a Federal Consolidation Loan. However, a fee may be charged to a lender by the guarantor to cover the costs of increased or extended liability with respect to a Federal Consolidation Loan.

       Repayment of Federal Consolidation Loans begins 60 days after discharge of all prior loans which are consolidated. Federal interest subsidy payments generally are not available with respect to Federal Consolidation Loans.
Repayment schedules include, for applications received on or after January 1, 1993, the establishment of graduated and income sensitive repayment plans, subject to certain limits applicable to the sum of the Federal Consolidation Loan and the amount of the borrower's other eligible student loans outstanding. The lender may at its option include such graduated and income sensitive repayment plans for applications received prior to that date. Generally, the repayment shall be made over periods no shorter than ten but not more than 25 years in length. For consolidation loans made after July 1, 1994, the maximum maturity schedule is thirty years for Federal Consolidation Loans of $60,000 or more.

FEDERAL INSURANCE AND
REIMBURSEMENT OF GUARANTEE AGENCIES

       A Federal Family Education Loan is considered to be in default for purposes of the Higher Education Act when the borrower fails to make an installment payment when due, or to comply with other terms of the loan, and if the failure persists for 180 days in the case of a loan repayable in monthly installments or for 240 days in the case of a loan repayable in less frequent installments.

       If the loan in default is covered by federal loan insurance in accordance with the provisions of the Higher Education Act, the Secretary of Education is to pay the holder the amount of the loss sustained thereby, upon notice and determination of such amount, within 90 days of such notification subject to reduction as described in the following paragraphs.

       The Higher Education Act provides that, subject to compliance with such Act, the full faith and credit of the United States is pledged to the payment of insurance claims and such Act guarantees reimbursements are not subject to reduction. It further provides that guarantee agencies shall be deemed to have a contractual right against the United States to receive reimbursement in accordance with its provisions. In addition, the 1992 Amendments provide that if a guarantor is unable to meet its insurance obligations, holders of loans may submit insurance claims directly to the Secretary until such time as the obligations are transferred to a new guarantor capable of meeting such obligations or until a successor guarantor assumes such obligations. Federal reimbursement and insurance payments for defaulted loans are paid from the Student Loan Insurance Fund established under the Higher Education Act. The Secretary of Education is authorized, to the extent provided in advance by appropriations acts, to issue obligations to the Secretary of the Treasury to provide funds to make such federal payments.

       Loans Initially Disbursed Prior to October 1, 1993. If the loan is guaranteed by a guarantee agency, the eligible lender is reimbursed by the guarantee agency for 100% of the unpaid principal balance of the loan plus accrued unpaid interest on any loan defaulted 50 long as the eligible lender has properly serviced such loan. Under the Higher Education Act, the Secretary of Education enters into a guarantee agreement and an annually renewable supplemental guarantee agreement with a guarantee agency which provides for federal reimbursement for amounts paid to eligible lenders by the guarantor with respect to defaulted loans.
       Pursuant to such agreements, the Secretary of Education is to reimburse a guarantee agency for 100% of the amounts expended in connection with a claim resulting from the death, bankruptcy or total and permanent disability of a borrower, the death of a student whose parent is the borrower of a Federal PLUS Loan, or claims by borrowers who received loans on or after January 1, 1986 and who are unable to complete the programs in which they are enrolled due to school closure or borrowers whose borrowing eligibility was falsely certified by the eligible institution. Such claims are not included in calculating a guarantor's claims rate experience for federal reimbursement purposes. The Secretary of Education is also required to repay the unpaid balance of any loan if collection is stayed under the Bankruptcy Code and is authorized to acquire the loans of borrowers who are at high risk of default and who request an alternative repayment option from the Secretary of Education. Further, the Secretary of Education is to reimburse a guarantee agency for any amounts paid to satisfy claims not resulting from death, bankruptcy, or disability subject to reduction as described in the following paragraphs.

       The amount of such insurance or reimbursement payment is subject to reduction based upon the annual claim rate of the guarantee agency calculated to equal the amount of federal reimbursement as a percentage of the original principal amount of originated or guaranteed loans in repayment on the last day of the prior fiscal year. The formula used for loans initially disbursed prior to October 1, 1993 is summarized below:

       Claims Rate       Federal Payment
       0% up to 5%       100%

       5% up to 9%       100% of claims up to 5%;
                            90% of claims 5% and over

       9% and over       100% of claims up to 5%;
                         90% of claims 5% and over, up to 9%;
                         80% of claims 9% and over

       The claims experience is not accumulated from year to year, but is determined solely on the basis of claims in any one federal fiscal year compared with the original principal amount of loans in repayment at the beginning of that year.

LOANS INITIALLY DISBURSED ON OR AFTER OCTOBER 1, 1993. The 1993 Amendments reduce the reimbursement amounts described above (effective for loans initially disbursed on or after October 1, 1993) as follows: 100% reimbursement is reduced to 98%, 90% reimbursement is reduced to 88%, and 80% reimbursement is reduced to 78%, subject to certain limited exceptions.

REIMBURSEMENT

       The original principal amount of loans guaranteed by a guarantee agency which are in repayment for purposes of computing reimbursement payments to a guarantee agency means the original principal amount of all loans guaranteed by a guarantee agency less: (a) guarantee payments on such loans, (b) the original principal amount of such loans that have been fully repaid, and (c) the original amount of such loans for which the first principal installment payment has not become due. Guarantee agencies with default rates below 5% are required to pay the Secretary of Education annual fees equivalent to 0.51% of new loans guaranteed, while all other such agencies must pay a 0.5% fee.

       In addition, the Secretary of Education may withhold reimbursement payments if a guarantee agency makes a material misrepresentation or fails to comply with the terms of its agreements with the Secretary of Education or applicable federal law. A supplemental guarantee agreement is subject to annual renegotiation and to termination for cause by the Secretary of Education. The Issuer has no knowledge that any aforementioned supplemental guarantee agreement will not be renegotiated on the same terms as are currently in effect.

       Under the guarantee agreements and the supplemental guarantee agreements, if a payment on a Federal Family Education Loan guaranteed by a guarantee agency is received after reimbursement by the Secretary of Education, the guarantee agency is entitled to receive an equitable share of the payment.

       Any originator of any student loan guaranteed by a guarantee agency is required to discount from the proceeds of the loan at the time of disbursement, and pay to the guarantee agency, an insurance premium which may not exceed that permitted under the Higher Education Act.

       The Issuer (or any other holder of a loan) is required to exercise due care and diligence in the servicing of the loan and to utilize practices which are at least as extensive and forceful as those utilized by financial institutions in the collection of other consumer loans. If a guarantee agency has probable cause to believe that the holder has made misrepresentations or failed to comply with the terms of its agreement for guarantee, the guarantee agency may take reasonable action including withholding payments or requiring reimbursement of funds. The guarantee agency may also terminate the agreement for cause upon notice and hearing.

THE GUARANTEE AGREEMENT

       Pursuant to most typical agreements for guarantee between a guarantee agency and the originator of the loan, any eligible holder of a loan insured by such a guarantee agency is entitled to reimbursement from such guarantee agency of any proven loss incurred by the holder of the loan resulting from default, death, permanent and total disability or bankruptcy of the student borrower at the rate of 100% of such loss (or, subject to certain limitations, 98% for loans in default made on or after October 1, 1993). Guarantee agencies generally deem default to mean a student borrower's failure to make an installment payment when due or to comply with other terms of a note or agreement under circumstances in which the holder of the loan may reasonably conclude that the student borrower no longer intends to honor the repayment obligation and for which the failure persists for 180 days in the case of a loan payable in monthly installments or for 240 days in the case of a loan payable in less frequent installments. When a loan becomes from 60 to 90 days past due, the holder is required to request preclaims assistance from the applicable guarantee agency in order to attempt to cure the delinquency. When a loan becomes 150 days past due, the holder is required to make a final demand for payment of the loan by the borrower and to submit a claim for reimbursement to the applicable guarantee agency. The holder is required to continue collection efforts until the loan is 180 days past due. At the time of payment of insurance benefits, the holder must assign to the applicable guarantee agency all rights accruing to the holder under the note evidencing the loan. The Higher Education Act prohibits a guarantee agency from filing a claim for reimbursement with respect to losses prior to 270 days after the loan becomes delinquent with respect to any installment thereon.

       If a student who has received any loan directly insured by the Secretary of Education dies, becomes totally and permanently disabled or is discharged in bankruptcy, the Secretary is required to discharge the borrower's liability on the loan by repaying the amount owed.

HIGHER EDUCATION AMENDMENTS OF 1992

       The 1992 Amendments reauthorized the Higher Education Act and made certain amendments thereto. The following text describes some of the amendments to the Higher Education Act contained in the 1992 Amendments, but does not purport to be a complete description of those amendments, to which reference is made for full and complete statements of their respective provisions.

       The 1992 Amendments adopted several provisions that affect loan terms, which are described in part above. These include, among others, provisions to grant new borrowers (with respect to loans for which the first disbursement is on or after July 1, 1993) the right to receive income-sensitive repayment schedules. In cases where the borrowers have indicated a willingness to pay, but have demonstrated an inability to do so, the 1992 Amendments entitle them to forbearance, on and after October 1, 1992. The 1992 Amendments also provide that in-school interest and special allowance payments to lenders shall be made only with respect to loans that have been consummated by the borrower.

       In addition, the 1992 Amendments include provisions regarding the relationship between the Secretary of Education and the various guarantee agencies. These include, but are not limited to, a requirement that the Secretary of Education promulgate regulations to standardize forms and practices used by guarantee agencies; a requirement that the Secretary of Education work with guarantee agencies to develop criteria regarding assignment of loans to the Secretary of Education a requirement for annual submissions to, and evaluations by, the Secretary of Education of financial information concerning each guarantee agency; a provision for the establishment by the Secretary of standards pursuant to which certain guarantee agencies would be required to submit management plans to the Secretary of Education; a provision authorizing the Secretary of Education to, among other things, revoke a guarantee agency's reinsurance contract if it does not submit a satisfactory management plan or if the Secretary of Education determines the guarantee agency to be financially nonviable; and a provision that makes the Secretary of Education responsible for the payment of obligations of insolvent guarantee agencies. The 1992 Amendments also require that officers and employees of guarantee agencies and other participants in the Higher Education Act's program (such as lenders, secondary markets and servicers) report to the Secretary of Education regarding financial interests they may have in other participants in the Higher Education Act's program. The foregoing provisions of the 1992 Amendments were generally effective on the date of enactment, July 23, 1992, subject to rulemaking procedures.

       The 1992 Amendments also established a direct lending demonstration program which would not have involved banks, secondary markets, or guarantee agencies. This program was to cover the period of July 1, 1994 through June 30, 1998. The direct loan demonstration program was to include educational institutions which were representative of the Higher Education Act'\s program participants and which were to be selected by the Secretary of Education first, from among those institutions expressing an interest in participating and second, from those institutions selected by the Secretary of Education as necessary to complete the sample, with an opportunity for such institutions to decline to participate. Selected institutions may be required to participate either in the demonstration program or the Act's program, but not both. Institutions comprising more than 15% of the annual loan volume of any one guarantee agency will not be selected. The 1993 Amendments, described below, made substantial revisions to the direct lending program established by the 1992 Amendments. Certain of the 1992 Amendments require promulgation of regulations by the Secretary of Education.

1993 AMENDMENTS TO THE
FEDERAL FAMILY EDUCATION LOAN PROGRAM
       On August 10, 1993, President Clinton signed into law the Omnibus Budget Reconciliation Act of 1993, including Title IV of the Omnibus Budget Reconciliation Act of 1993 and the Student Loan Reform Act of 1993 (the "1993 Amendments"). The summary of the 1993 Amendments contained herein does not purport to be complete or comprehensive.

       The 1993 Amendments provided for substantial changes to the current student loan programs under the Federal Family Education Loan Program (the "FFEL Program") and the Federal Direct Loan Demonstration program of the Higher Education Act. Except as stated herein and in the 1993 Amendments, these changes were effective on the date of enactment of the 1993 Amendments into law.

TERMS AND CONDITIONS. Several terms and conditions of the current FFEL Program were changed as follows:

       With respect to loans initially disbursed on or after October 1, 1993, a lender is entitled to receive from a guarantor 98% (reduced from 100%) of the unpaid principal of defaulted loans (except with respect to loans made by a lender-of-last-resort).

       The effective floor rate of return of 9.5% available to holders of loans made or purchased with funds obtained by the holder from the issuance of tax exempt obligations, were eliminated for such obligations which were issued on or after October 1, 1993. The special allowance payments payable with respect to eligible loans acquired or funded with the proceeds of tax-exempt obligations issued after September 30, 1993 are the full special allowance payments paid to other lenders.

       With respect to loans initially disbursed on or after October 1, 1993, the Secretary of Education is required to reduce the interest subsidy and any special allowance payment to any holder of a loan by a loan fee equal to 0.50% of the principal amount of the loan.

       Each holder of a Federal Consolidation Loan for which the first disbursement is made on or after October 1, 1993, shall pay to the Secretary of Education a monthly rebate fee calculated on an annual basis equal to 1.05% of the principal plus accrued unpaid interest on such loan.

       Guarantee agency retention on collections was reduced to 27% from 30%. A one-time lender-paid user fee of 0.5% on new loan volume has been imposed. Guarantee agency reinsurance reimbursement will be reduced from 100% to 98% 90% to 88% and 80% to 78% of the amount expended by it in the discharge of its insurance obligation. Loans made under a lender-of-last-resort program and under an agreement resulting from guarantee agency insolvency are exempt from these reductions.

       GENERAL. Under the Federal Direct Student Loan Program (the "FDSL Program") established by the 1993 Amendments, a variety of student loans, including loans for parents of students, may be obtained directly from the student's institution of higher education ("IHE") or through an alternative originator designated by the Secretary of Education, without application to an outside lender. Loans made under the FDSL Program are funded and owned by the Secretary of Education. The FDSL Program will provide for a variety of repayment plans from which borrowers may choose, including repayment plans based on income.

       DIRECT LOANS. The 1993 Amendments provided that, unless otherwise specified, loans made to borrowers under the FDSL Program have the same terms, conditions, and are available in the same amounts as loans made to borrowers for Subsidized Federal Stafford Loans, Federal PLUS Loans and Unsubsidized Federal Stafford Loans. The FDSL Program loans are known respectively as Federal Direct Stafford Loans, Federal Direct PLUS Loans and Federal Direct Unsubsidized Stafford Loans.

       GUARANTEE AGENCIES. The 1993 Amendments also provide that a guarantee agency's assets are dedicated to the loan programs and may not be used for unauthorized purposes. Thus, the 1993 Amendments add to the guarantee agency reserve provisions in the Higher Education Act what the 1993 Amendments describe as a "clarification" that, notwithstanding any other provision of law, the reserve funds of the guarantee agencies, and any assets purchased with these reserve funds, regardless of who holds or controls the reserves or assets, are the property of the United States, to be used in the operation of the FFEL Program or the FDSL Program. These reserve are required to be maintained by each guarantee agency to pay program expenses and contingent liabilities, as authorized by the Secretary of Education. The 1993 Amendments further provided that the Secretary of Education is prohibited from requiring the return of all of a guarantee agency's reserve funds unless the Secretary of Education determines that the return of these funds is in the best interest of the operation of the FFEL Program, or to ensure the proper maintenance of such agency's funds or assets or the orderly termination of the guarantee agency's operations and the liquidation of its assets. However, the Secretary of Education is also authorized to direct a guarantee agency to: (a) return to the Secretary of Education all or a portion of its reserve expenses and contingent liabilities; (b) return to the Secretary of Education, or the guarantee agency any funds or assets held by, or under the control of, any other entity, which the Secretary of Education determines are necessary to pay the program expenses and contingent liabilities of the agency, or which are required for the orderly termination of the agency's operation and liquidation of its assets; and (c) cease any activities involving expenditure, use or transfer of the guarantee agency's reserve funds or assets which the Secretary of Education determines is a misapplication, misuse or improper expenditure.

       The 1993 Amendments gave the Secretary of Education increased flexibility to terminate a guarantee agency's agreement by allowing the Secretary of Education to terminate the agreement if the Secretary of Education determines that termination is necessary, to protect the federal financial interest, to ensure the continued availability of loans to student or parent borrowers, or to ensure an orderly transition from the FFEL Program to the FDSL Program.

       The 1993 Amendments also expanded the Secretary of Education's authorized functions when a guarantee agency's agreement is terminated. The Secretary of Education is authorized to provide the guarantee agency with additional advance funds with such restrictions on the use of such funds as is determined appropriate by the Secretary of Education, in order to meet the immediate cash needs of the guarantee agency, ensure the uninterrupted payment of claims, or ensure that the guarantee agency will make loans as the lender-of-last-resort. Finally, the 1993 Amendments authorized the Secretary of Education to take whatever other action is necessary, to ensure an orderly transition from the FFEL Program to the FDSL Program.

       The 1993 Amendments provided that if the Secretary of Education has terminated or is seeking to terminate a guarantee agency's agreement, or has assumed a guarantee agency's functions, notwithstanding any other provision of law: (a) no state court may issue an order affecting the Secretary of Education's actions with respect to that guarantee agency; (b) any contract entered into by the guarantee agency with respect to the administration of the agency's reserve funds or assets acquired with reserve funds shall provide that the contract is terminable by the Secretary of Education upon 30 days notice to the contracting parties if the Secretary of Education determines that such contract includes an impermissible transfer of funds or assets or is inconsistent with the terms or purposes of this law; and (c) no provision of state law shall apply to the actions of the Secretary of Education in terminating the operations of the guarantee agency. Finally, notwithstanding any other provision of law, the 1993 Amendments provided that the Secretary of Education's liability for any outstanding liabilities of a guarantee agency (other than outstanding student loan guarantees under Part D of Title IV of the Higher Education Act), the functions of which the Secretary of Education has assumed, shall not exceed the fair market value of the reserves of the guarantee agency, minus any necessary liquidation or other administrative costs.

       AMENDMENTS TO TERMS OF FEDERAL FAMILY EDUCATION LOAN PROGRAM LOANS. The 1993 Amendments also amended the terms of loans under the FFEL Program. The 1993 Amendments require that following a borrower's default, the Secretary of Education shall require at least 10% of borrowers who have defaulted on loans made under the FFEL Program and whose loan is assigned to the Secretary of Education to repay that loan under an income contingent repayment plan, the terms and conditions of which would be established by the Secretary of Education, and would be the same as or similar to the income contingent repayment plan authorized under the FDSL Program. These provisions of the 1993 Amendments are effective for loans for periods of instruction beginning on or after July 1, 1994 or, in the case of Federal PLUS Loans, for loans made on or after July 1, 1994.

       FEDERAL FAMILY EDUCATION LOAN PROGRAM LOAN CONSOLIDATION. The 1993 Amendments alter the provisions for the Federal Consolidation Loan Program in order to facilitate the expansion of the FDSL Program. The 1993 Amendments define "eligible borrower" for loan consolidation in the FFEL Program to mean a borrower who, at the time of application for a consolidation loan, is in repayment status, or in a grace period preceding repayment, or is a delinquent or defaulted borrower who will reenter repayment through loan consolidation.

       In addition, the 1993 Amendments provided that any lender who wishes to make consolidation loans must enter into an agreement with the Secretary of Education that the lender shall offer an income-sensitive repayment schedule to the borrower of any Federal Consolidation Loan made by the lender on or after July 1, 1994. The Federal Consolidation Loan must also be evidenced by a note or other written agreement which includes a provision stating that interest during periods of authorized deferment shall accrue and be paid by the Secretary of Education, in the case of consolidation of only Federal Stafford Loans for which the borrower received an interest subsidy or by the borrower or capitalized in the case of a Federal Consolidation Loan that consolidated loans other than the Federal Stafford Loans. The interest rate on Federal Consolidation Loans made before July 1, 1994, shall be the greater of the weighted average of the interest rates on the consolidated loans, rounded to the nearest whole percent or 9%. The interest rate of a Federal Consolidation Loan made on or after July 1, 1994 shall be the weighted average of the rates on the Federal Consolidation Loans, rounded upward to the nearest whole percent.

       The 1993 Amendments modified the terms of the Federal Consolidation Loan Agreement to require a lender to offer income sensitive repayment terms for a Federal Consolidation Loan made on or after July 1, 1994. In the event that a borrower is unable to obtain a consolidation loan with income sensitive repayment terms acceptable to the borrower from the holders of the borrower's outstanding loans (that are selected for consolidation), or from any other eligible lender, including Sallie Mae, the 1993 Amendments authorize the Secretary of Education to offer the borrower a direct consolidation loan with income contingent terms under the Federal Direct Student Loan Program. Such direct Federal Consolidation Loans shall be repaid either pursuant to income contingent repayment or any other repayment provision under this section. If the Secretary of Education determines that the Department of Education does not have the necessary origination and servicing arrangements in place for such loans, the Secretary of Education shall not offer such loans.

       The 1993 Amendments repealed the Federal Supplemental Loans for Students program, but the loan limits for Unsubsidized Federal Stafford Loans were increased to include the amounts formerly disbursed under the Federal Supplemental Loans for Students program. Further, a section was added that provides that the amount of periodic payment and the repayment schedule for any Unsubsidized Federal Stafford Loan shall be established by assuming an interest rate equal to the applicable rate of interest at the time the repayment of the loan principal commences. At the option of the lender, the note or other written evidence of the loan may require that the amount of the periodic payment will be adjusted annually or the period of repayment of principal will be lengthened or shortened to reflect adjustments in interest rates. Finally, the 10 year repayment period of these loans shall commence at the time the first payment of principal is due from the borrower.

       INTEREST RATES. The interest rates on Federal Stafford Loans and Unsubsidized Federal Stafford Loans made to new borrowers as of July 1,1994 are the 91-day T-b ill rate plus 3.1%, not to exceed 8.25%. The interest rates for loans made on or after July 1, 1995 prior to repayment, during any grace period or during deferment status, are the 91-day T-bill rate plus 2.5%, not to exceed 8.25%. The interest rate on Federal Stafford Loans and Unsubsidized Federal Stafford Loans made on or after July 1, 1998 will be the bond equivalent rate of the U.S. Treasury security with a comparable maturity as established by the Secretary of Education plus 1.0%, not to exceed 8.25%. The interest rates on the Federal PLUS Loans made on or after July 1, 1994 shall be the 52-week T-bill plus 3.1%, not to exceed 9%. Federal PLUS Loans made after July 1, 1998 shall have an interest rate of the bond equivalent rate of the security with a comparable maturity as established by the Secretary of Education plus 2.1%, not to exceed 9%.


--------
1 "T-Bill," as used in this table, means the average 13-week Treasury bill rate calculated as a "bond equivalent rate" in the manner applied by the Secretary of Education as referred to in Section 438 of the Higher Education Act.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

Exhibit No.                             Description
----------                              -----------

(a)(1)* Articles of Incorporation, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

(a)(2)* Articles Supplementary, incorporated by reference to Post-Effective Amendment No. 9, filed January 6, 1998

(a)(3)* Articles of Amendment, incorporated by reference to Post-Effective Amendment No. 10, filed February 25, 1998

(a)(4)* Articles Supplementary, incorporated by reference to Post-Effective Amendment No. 16 filed May 3, 2000

(a)(5)**  Articles Supplementary dated September 2000

(b)*      Bylaws,   incorporated   by  reference  to  the  Fund's   Registration
          Statement, filed December 14, 1994

(b)(1)**  Amended Bylaws

(c)       Not applicable

(d)* Form of Investment Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(e)* Form of Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(f)       Not applicable

(g)(1)* Form of Custodial Agreement, incorporated by reference to Post-Effective Amendment No. 7 filed November 7, 1997

(g)(2)* Form of Custodial Agreement, incorporated by reference to Post-Effective Amendment No. 8 filed November 12, 1997

(g)(3)* Form of Custodial Agreement, incorporated by reference to Post-Effective Amendment No. 16 filed May 3, 2000

(g)(4)* Form of Custodial Agreement, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(h)(1)**  Form of Transfer Agency Agreement

(h)(2)* Form of Management and Administrative Agreement, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(h)(3)* Form of Fund Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(h)(4)* Form of Administrative Services Plan, incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(i)(1)* Opinion of Ober, Kaler & Shriver, incorporated by reference to Pre-Effective Amendment No. 2 filed May 4, 1995

(i)(2)* Opinion of Ober, Kaler, Grimes & Shriver, incorporated by reference to Post-Effective Amendment No. 4 filed March 18, 1996

(i)(3)* Opinion of Ober, Kaler, Grimes & Shriver for Liquid Assets Fund and Municipal Assets Fund, incorporated by reference to Post-Effective Amendment No. 9 filed January 6, 1998

(i)(4)* Opinion of Ober, Kaler, Grimes & Shriver for Vintage Funds, incorporated by reference to Post-Effective Amendment No. 9 filed January 6, 1998

(i)(5)* Consent of Cline, Williams, Wright, Johnson & Oldfather incorporated by reference to Post-Effective Amendment No. 14 filed July 16, 1999

(i)(6)* Opinion of Ober, Kaler, Grimes & Shriver for Institutional Reserves Fund incorporated by reference to Post-effective Amendment No. 16 filed May 3, 2000

(i)(7)* Consent of Cline, Williams, Wright, Johnson & Oldfather incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(i)(8)* Consent of Cline, Williams, Wright, Johnson & Oldfather incorporated by reference to Post-Effective Amendment No. 18 filed July 28, 2000

(i)(9)**  Consent of Cline, Williams, Wright, Johnson & Oldfather

(i)(10)** Opinion of Ober, Kaler, Grimes & Shriver for Vintage Technology Fund

(j)(1)* Consent of KPMG Peat Marwick LLP incorporated by reference to Post-Effective Amendment No. 14 filed July 29, 1999

(j)(2)* Consent of McGladrey & Pullen LLP incorporated by reference to Post-Effective Amendment No. 14. filed July 29, 1999

(j)(3)* Consent of McGladrey & Pullen LLP incorporated by reference to Post-Effective Amendment No. 15. filed February 18, 2000

(j)(4)* Consent of McGladrey & Pullen LLP incorporated by reference to Post-Effective Amendment No. 16. filed May 3, 2000

(j)(5)* Consent of McGladrey & Pullen LLP incorporated by reference to Post-Effective Amendment No. 17 filed July 19, 2000

(j)(6)* Consent of McGladrey & Pullen LLP incorporated by reference to Post-Effective Amendment No. 18 filed July 28, 2000

(j)(7)**  Consent of McGladrey & Pullen LLP

(j)(8)**  Consent of PricewaterhouseCoopers LLP

(k)       Not Applicable

(l)*      Subscription   Agreement  of  Initial  Stockholder,   incorporated  by
          reference to the Fund's  Registration  Statement,  filed  December 14,
          1994

(m)       Distribution and Shareholder Services Plan

(n)(1)* 18f-3 Plan, incorporated by reference to the Pre-Effective Amendment No. 3, filed May 18, 1995

(n)(2)* Amended 18f-3 Plan incorporated by reference to the Post-Effective Amendment No. 16, filed May 3, 2000

(n)(3)**  Amended 18f-3 Plan

(p)(1)* Fund Code of Ethics incoporated by reference to the Post-Effective Amendment No. 16, filed May 3, 2000

(p)(2)* Adviser Code of Ethics incoporated by reference to the Post-Effective Amendment No. 16, filed May 3, 2000

(p)(3)* Distributor Code of Ethics incoporated by reference to the Post-Effective Amendment No. 16, filed May 3, 2000

(p)(4)**  Amended Adviser Code of Ethics

OTHERS

a* Power of Attorney, incorporated by reference to Post-Effective Amendment No. 11 filed March 23, 1998

*All previously filed.

**To be filed by amendment.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               Section 2-418 of the Maryland General Corporation Law permits the Registrant to indemnify directors and officers. In addition, Section 2-405.1 sets forth the standard of care for directors and Section 2-405.2 allows the Registrant to include in the Charter provisions further limiting the liability of the directors and officers in certain circumstances. Article ELEVENTH of the Articles of Incorporation included herewith as Exhibit a)(1)(the "Articles") limits the liability of any director or officer of the Registrant arising out of a breach of fiduciary duty, subject to the limits of the Investment Company Act of 1940 (the "1940 Act"). Article TWELFTH of the Articles and Article VII of the Bylaws, included herewith as Exhibit (b), makes mandatory the indemnification of any person made or threatened to be made a party to any action by reason of the facts that such person is or was a director, officer or employee, subject to the limits otherwise imposed by law or by the 1940 Act.

In addition, Paragraph 8 of the Investment Advisory Agreement included herewith as Exhibit (d) and Paragraph III of the Distribution Agreement, included herewith as Exhibit (e), provides that Investors Management Group, Ltd., ("IMG") and BISYS Fund Services Limited Partnership, ("BISYS"), shall not be liable to the Funds for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of their performance of their duties or from reckless disregard by it of its obligations and duties under its Agreement. In addition, Paragraph 9 of the Transfer Agency and Paragraph 8 of the Servicing Agreement to the Administrative Services Plan, included herewith as Exhibit (h)(1) and (h)(4), respectively, further indemnify IMG and BISYS against certain liabilities arising out of the performance of such agreements.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investors Management Group

 Name                Positions with Adviser         Principal Occupations
                                                (Present and for Past Two Years)

 Jay Evans           President and Chief        See caption "Directors and
                     Investment Officer         Officers" in the Statement of
                                                Additional Information forming
                                                a part of this Registration
                                                Statement
 Mark A. McClurg     Vice President and Senior  See caption "Directors and
                     Managing Director          Officers" in the Statement of
                                                Additional Information forming a
                                                part   of   this    Registration
                                                Statement.
 David W. Miles      Treasurer, Director, and   See caption "Directors and
                     Senior Managing Director   Officers" in the Statement of
                                                Additional Information forming a
                                                part   of   this    Registration
                                                Statement.

ITEM 27.      PRINCIPAL UNDERWRITERS

(a)(1) BISYS Fund Services Limited Partnership acts as distributor for the Vintage Mutual Funds, Inc., and also distribute the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Governor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, Valenzuela Capital Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, and Vintage Mutual Funds, Inc., each of which is a open-end management investment company.

(b)(1) Information about Directors and officers of BISYS Fund Services Limited Partnership, as of March 31, 1999, is as follows:


      Name and Principal Business Address        Positions and Offices with BISYS Fund           Positions and Offices with
                                                     Services Limited Partnership                        Registrant
 BISYS Fund Services, Inc.                               Sole General Partner                               None
 3435 Stelzer Road
 Columbus, Ohio 43219

 WC Subsidiary Corporation                               Sole Limited Partner                               None
 150 Clove Road
 Little Falls, New Jersey 07424

c) Not applicable.


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS


Amy Mitchell,  2203 Grand Avenue, Des Moines,  Iowa 50312-5338,  will maintain all required accounts, books and records.

ITEM 29.   MANAGEMENT SERVICES

           Not applicable.

ITEM 30.   UNDERTAKINGS

           Not Applicable.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines, State of Iowa, on the __ day of October, 2000.

                                  VINTAGE MUTUAL FUNDS, INC.

                                  By_/s/______________________
                                  David W. Miles, Director and President


     Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities indicated on the date indicated have signed this Registration Statement.

           Signature                  Title

_/s/_________                       President, Principal Executive Officer,
      David W. Miles                Principal Financial and Accounting Officer
                                    and Director

                                                      |
                                                      | _/s/________________
                                                      |      by Mark A. McClurg
                                                      |       Attorney in Fact
_/s/______________________  Director                  |       October___, 2000
      Annalu Farber                                   |
                                                      |       |
_/s/______________________  Director                  |
      William J. Howard                               |
                                                      |
_/s/______________________  Director                  |
      Debra L. Johnson                                |
                                                      |
_/s/______________________  Director                  |
      Fred Lorber                                     |
                                                      |
_/s/______________________  Director                  |
      Edward J. Stanek                                |
                                                      |
_/s/______________________  Director                  |
      John G. Taft                                    |
                                                      |
_/s/______________________  Director                  |
      Steven Zumbach                                  |





                           VINTAGE MUTUAL FUNDS, INC.

                                  EXHIBIT INDEX

 EXHIBIT NUMBER                    DESCRIPTION                          PAGE


          (a)(5)  Articles Supplementary

          (b)(1)  Amended Bylaws

          (h)(1)  Form of Transfer Agency Agreement

          (i)(9)  Consent of Counsel

          (i)(10) Opinion of Counsel

          (j)(7)  Consent of McGladrey & Pullen LLP

          (j)(8)  Consent of PricewaterhouseCoopers LLP

          (n)(3)  Amended 18f-3 Plan

          (p)(4)  Amended Adviser Code of Ethics